UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2020

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/20
One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond Fund
3.16	2.15	2.48
Bloomberg Barclays US Short Treasury Index
2.38	—	—
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
2.54	—	—

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index and the Bloomberg Barclays US Short Treasury Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2010) and the account values at the end of

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

the current fiscal year (January 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

Bloomberg Barclays US Short Treasury Index—The Bloomberg Barclays US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 1/31/20
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.30	2.25	2.25

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
AAA	31.4
AA	15.8
A	27.7
BBB	8.0
BB	0.5
B	0.1
CCC	0.2
Not Rated	–0.5
Cash/Equivalents	16.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Prudential Investment Portfolios 2	5

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/20
One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
2.38	1.31	0.75
Bloomberg Barclays 1-3 Month US Treasury Bill Index
2.13	—	—
iMoneyNet Prime Institutional Funds Average
2.04	—	—

Source: PGIM Investments LLC, Lipper Inc., and iMoneyNet Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the Bloomberg Barclays 1-3 Month US Treasury Bill Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2010) and the account values at the end of the current fiscal year (January 31, 2020), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees

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(including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definition

Bloomberg Barclays 1–3 Month US Treasury Bill Index—The Bloomberg Barclays 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 1/31/20
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.02	1.76	1.76

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/20 (%)
A-1+/P-1	76.4
A-1/P-1	23.6
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P and Fitch. Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. Credit ratings are subject to change.

Source: PGIM Fixed Income

Prudential Investment Portfolios 2	7

PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/20
One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
2.33	1.69 (7/19/16)
iMoneyNet Prime Institutional Funds Average
2.04	—

Source: PGIM Investments LLC and iMoneyNet Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 29, 2019 to January 28, 2020, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2020.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Prudential Investment Portfolios 2	9

PGIM Core Short-Term Bond Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

During the 12-month reporting period that ended January 31, 2020, the PGIM Core Short-Term Bond Fund posted a total return of 3.16%. Over the same period, the ICE BofAML US Dollar 3-Month Deposit Offered Rate Average Index (the Index) returned 2.54%.

What were the market conditions?

As 2019 concluded, we reached a juncture of several milestones: the end of a decade, two decades into the 21st century, and 40 years into what has undoubtedly been one of the best bond bull markets in history. It’s a logical point to reflect on where we are, where we may be headed, and what might be the most appropriate fixed income investment approach going forward.

In 2019, the 40-year bull market proved that it could still put up some big numbers, with all fixed income sectors posting positive total returns for the year, as the Federal Reserve (the Fed) cut interest rates three times, spreads tightened, and Treasury yields declined. (Spreads are yield differentials between securities of comparable maturity.) Some of the top-performing sectors included US long investment-grade corporates (23.9%), emerging markets hard currency debt (15.0%), US investment-grade corporates (14.5%), and US high yield bonds (14.4%). PGIM Fixed Income does not think 2019 was the fixed income market’s grand finale. For some time, long-term developed market interest rates have been low and range-bound, while credit spreads (yield differentials between corporate bonds and US Treasuries) have been tighter than average. And yet, the effect of rolling down spread and yield curves, combined with some spread compression and a slight decline in yields, has resulted in sizable returns in three out of the last four years. (Rolling down is a strategy of investing where spreads and yields can change most over a period of time.) Granted, based on current yield and spread levels, the market may be out of room for similar returns—at least for now.

The Fed is one of several developed market central banks that will likely remain on hold through much, if not all, of 2020. Yet the Fed’s ongoing initiatives in 2020—including its significant Treasury bill purchases and series of repurchase agreement operations—have shaped some of PGIM Fixed Income’s opportunistic positions in the new year.

Within the short end of the yield curve, a key theme for the reporting period was spread tightening among credit securities vs. government securities. Based on Bloomberg Barclays Indices, the 1-3 Year Governments Index posted a 3.88% return for the period. Other “spread” sectors posted stronger returns over the period. The 1-3 year segment of the Bloomberg Barclays US Aggregate Bond Index, which includes non-government sectors, posted a 4.21% return for the period, while the 1-3 Year US Corporate Index posted a 5.07% return.

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What strategies or holdings affected the Fund’s performance?

The Fund emphasizes spread assets, with nearly 85% of its assets allocated to the aforementioned non-Treasury sectors, including short-term investment-grade corporates, commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) such as non-agency residential mortgages, credit card receivables, etc. This positioning helped the Fund outperform its LIBOR benchmark during the reporting period.

Did the Fund use derivatives?

During the reporting period, the Fund used swap agreements for hedging interest rate risk and to add value versus cash securities. The use of these derivatives had a negligible impact to performance of the Fund for the period.

Current outlook

At the start of 2020, the global economy appeared poised to stabilize and perhaps even improve, with manufacturing bottoming out across a number of countries and a pipeline of monetary stimulus in place following a global round of central bank easing in the second half of 2019. The optimism generated by “phase one” of the US-China trade deal, a positive turn in the global tech cycle, and central banks’ bias to ease further, if needed, shifted perceived economic risks from being skewed to the downside to being more balanced, as possible upside risks came into view.

But the coronavirus then hit headlines in January, with the person-to person transmission reported on January 20 marking a turning point. Since then, as the number of cases and death toll escalated, the Chinese government imposed massive quarantines, companies shuttered operations, and widespread disruption of economic activity ensued. Forecasters have been marking down economic projections, particularly for China but also—to a lesser degree—its trading partners. First-quarter gross domestic product growth in many other countries in the region is also expected to take a hit, given supply chain disruptions and sharply curtailed tourism and other travel. Meanwhile, the sharp drop in energy and other commodity prices since the start of the year is also negatively impacting incomes in those sectors.

With the focus now on the fallout from the coronavirus, other long-simmering risks to the global economy are receiving less attention but nonetheless persist, including geopolitical risks in Asia and the Middle East. And now uncertainty over the outcome of the US elections in November poses new risks, particularly to US business investment, given the wide divergence in policy platforms of the potential candidates.

The Fund will continue to emphasize well-researched, short-term credit sectors, including short-term corporate, CMBS, and ABS, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective.

Subsequent to January 31, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

Prudential Investment Portfolios 2	11

PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview (unaudited)

What were the market conditions?

As 2019 concluded, we reached a juncture of several milestones: the end of a decade, two decades into the 21st century, and 40 years into what has undoubtedly been one of the best bond bull markets in history. It’s a logical point to reflect on where we are, where we may be headed, and what might be the most appropriate fixed income investment approach going forward.

In 2019, the 40-year bull market proved that it could still put up some big numbers, with all fixed income sectors posting positive total returns for the year, as the Federal Reserve (the Fed) cut interest rates three times, spreads tightened, and Treasury yields declined. (Spreads are yield differentials between securities of comparable maturity.) Some of the top-performing sectors included US long investment-grade corporates (23.9%), emerging markets hard currency debt (15.0%), US investment-grade corporates (14.5%), and US high yield bonds (14.4%). PGIM Fixed Income does not think 2019 was the fixed income market’s grand finale. For some time, long-term developed market interest rates have been low and range-bound, while credit spreads (yield differentials between corporate bonds and US Treasuries) have been tighter than average. And yet, the effect of rolling down spread and yield curves, combined with some spread compression and a slight decline in yields, has resulted in sizable returns in three out of the last four years. (Rolling down is a strategy of investing where spreads and yields can change most over a period of time.) Granted, based on current yield and spread levels, the market may be out of room for similar returns—at least for now.

The Fed is one of several developed market central banks that will likely remain on hold through much, if not all, of 2020. Yet the Fed’s ongoing initiatives in 2020—including its significant Treasury bill purchases and series of repurchase agreement operations—have shaped some of PGIM Fixed Income’s opportunistic positions in the new year.

What strategies or holdings affected the Fund’s performance?

The Fund continued to emphasize spread assets over Treasury and agency paper to capture additional yield. The Fed cut interest rates three times during the reporting period, with its benchmark federal funds rate ending the period in a range of 1.50% to 1.75%. The Fed signaled to the markets that it had no immediate intention of cutting rates further, as most Fed participants thought that the cuts were sufficient to support moderate growth and a continued strong job market, with inflation rising toward the Fed’s ultimate target level. The Fund’s average maturity shortened compared to peers prior to the rate cuts.

At different times throughout the period, the Fund’s managers also tactically adjusted the portfolio to take advantage of wider floating rate spreads and moderated those positions in LIBOR floaters accordingly as spreads tightened. Additionally, the Fund’s position in agency

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discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

At the start of 2020, the global economy appeared poised to stabilize and perhaps even improve, with manufacturing bottoming out across a number of countries and a pipeline of monetary stimulus in place following a global round of central bank easing in the second half of 2019. The optimism generated by “phase one” of the US-China trade deal, a positive turn in the global tech cycle, and central banks’ bias to ease further, if needed, shifted perceived economic risks from being skewed to the downside to being more balanced, as possible upside risks came into view.

But the coronavirus then hit headlines in January, with the person-to person transmission reported on January 20 marking a turning point. Since then, as the number of cases and death toll escalated, the Chinese government imposed massive quarantines, companies shuttered operations, and widespread disruption of economic activity ensued. Forecasters have been marking down economic projections, particularly for China but also—to a lesser degree—its trading partners. First-quarter gross domestic product growth in many other countries in the region is also expected to take a hit, given supply chain disruptions and sharply curtailed tourism and other travel. Meanwhile, the sharp drop in energy and other commodity prices since the start of the year is also negatively impacting incomes in those sectors.

With the focus now on the fallout from the coronavirus, other long-simmering risks to the global economy are receiving less attention but nonetheless persist, including geopolitical risks in Asia and the Middle East. And now uncertainty over the outcome of the US elections in November poses new risks, particularly to US business investment, given the wide divergence in policy platforms of the potential candidates.

The Fund’s management team will continue to focus on corporate assets, with an emphasis on financials, over other money market sectors including Treasuries and agencies. As relative value between floating rate and fixed rate assets fluctuates, the team will seek to rotate into more attractively priced holdings.

Subsequent to January 31, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

Prudential Investment Portfolios 2	13

PGIM Institutional Money Market Fund

Strategy and Performance Overview (unaudited)

What were the market conditions?

As 2019 concluded, we reached a juncture of several milestones: the end of a decade, two decades into the 21st century, and 40 years into what has undoubtedly been one of the best bond bull markets in history. It’s a logical point to reflect on where we are, where we may be headed, and what might be the most appropriate fixed income investment approach going forward.

In 2019, the 40-year bull market proved that it could still put up some big numbers, with all fixed income sectors posting positive total returns for the year, as the Federal Reserve (the Fed) cut interest rates three times, spreads tightened, and Treasury yields declined. (Spreads are yield differentials between securities of comparable maturity.) Some of the top-performing sectors included US long investment-grade corporates (23.9%), emerging markets hard currency debt (15.0%), US investment-grade corporates (14.5%), and US high yield bonds (14.4%). PGIM Fixed Income does not think 2019 was the fixed income market’s grand finale. For some time, long-term developed market interest rates have been low and range-bound, while credit spreads (yield differentials between corporate bonds and US Treasuries) have been tighter than average. And yet, the effect of rolling down spread and yield curves, combined with some spread compression and a slight decline in yields, has resulted in sizable returns in three out of the last four years. (Rolling down is a strategy of investing where spreads and yields can change most over a period of time.) Granted, based on current yield and spread levels, the market may be out of room for similar returns—at least for now.

The Fed is one of several developed market central banks that will likely remain on hold through much, if not all, of 2020. Yet the Fed’s ongoing initiatives in 2020—including its significant Treasury bill purchases and series of repurchase agreement operations—have shaped some of PGIM Fixed Income’s opportunistic positions in the new year.

What strategies or holdings affected the Fund’s performance?

The Fund continued to emphasize spread assets over Treasury and agency paper to capture additional yield. The Fed cut interest rates three times during the reporting period, with its benchmark rate ending the period in a range of 1.50% to 1.75%. The Fed signaled to the markets that it had no immediate intention of cutting rates further, as most Fed participants thought that the cuts were sufficient to support moderate growth and a continued strong job market, with inflation rising toward the Fed’s ultimate target level. The Fund’s average maturity shortened compared to peers prior to the rate cuts

At different times throughout the period, the Fund’s managers also tactically adjusted the portfolio to take advantage of wider floating rate spreads and moderated those positions in LIBOR floaters accordingly as spreads tightened. This allocation consisted primarily of

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foreign bank positions, as the floating rate paper is attractive for the Fund’s mandate. Additionally, the Fund’s position in agency discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

At the start of 2020, the global economy appeared poised to stabilize and perhaps even improve, with manufacturing bottoming out across a number of countries and a pipeline of monetary stimulus in place following a global round of central bank easing in the second half of 2019. The optimism generated by “phase one” of the US-China trade deal, a positive turn in the global tech cycle, and central banks’ bias to ease further, if needed, shifted perceived economic risks from being skewed to the downside to being more balanced, as possible upside risks came into view.

But the coronavirus then hit headlines in January, with the person-to person transmission reported on January 20 marking a turning point. Since then, as the number of cases and death toll escalated, the Chinese government imposed massive quarantines, companies shuttered operations, and widespread disruption of economic activity ensued. Forecasters have been marking down economic projections, particularly for China but also—to a lesser degree—its trading partners. First-quarter gross domestic product growth in many other countries in the region is also expected to take a hit, given supply chain disruptions and sharply curtailed tourism and other travel. Meanwhile, the sharp drop in energy and other commodity prices since the start of the year is also negatively impacting incomes in those sectors.

With the focus now on the fallout from the coronavirus, other long-simmering risks to the global economy are receiving less attention but nonetheless persist, including geopolitical risks in Asia and the Middle East. And now uncertainty over the outcome of the US elections in November poses new risks, particularly to US business investment, given the wide divergence in policy platforms of the potential candidates.

The Fund’s management team will continue to focus on corporate assets, with an emphasis on financials, over other money market sectors including Treasuries and agencies. As relative value between floating rate and fixed rate assets fluctuates, the team will seek to rotate into more attractively priced holdings.

Subsequent to January 31, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

Prudential Investment Portfolios 2	15

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM Core Short-Term Bond Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,012.90	0.04%	$0.20
Hypothetical	$1,000.00	$1,025.00	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,010.60	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,010.30	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.85	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

Prudential Investment Portfolios 2	17

Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ABS—Asset-Backed Security

AMBAC—American Municipal Bond Assurance Corp.

FCSB—First State Community Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

TVA—Tennessee Valley Authority

19

PGIM Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 84.7%

ASSET-BACKED SECURITIES 16.4%

Automobiles 10.6%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%		01/17/23	15,000	$15,136,515
Series 2019-02, Class A3	2.230		01/16/24	3,700	3,741,015
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.500%)	2.106	(c)	06/15/22	6,600	6,605,644
Series 2018-02, Class A	3.290		05/15/23	9,100	9,283,847
Series 2018-04, Class A	3.300		07/17/23	10,000	10,224,652
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A	2.110		01/15/23	699	701,239
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A	3.150		05/15/23	5,000	5,092,881
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110		10/17/22	1,803	1,807,989
Series 2018-01, Class A3	2.480		11/15/22	2,794	2,811,504
Series 2018-02, Class A3	2.980		01/17/23	4,800	4,861,158
Series 2018-03, Class A3	3.130		06/15/23	9,100	9,252,020
Series 2018-04, Class A3	3.360		09/15/23	9,500	9,732,037
Series 2019-01, Class A2A	3.020		07/15/22	2,927	2,941,071
Series 2019-02, Class A3	2.680		03/15/24	3,500	3,566,824
Fifth Third Auto Trust,
Series 2019-01, Class A3	2.640		12/15/23	2,500	2,538,322
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A	2.440		01/15/27	4,100	4,110,399
Series 2016-01, Class A, 144A	2.310		08/15/27	3,250	3,268,387
Series 2017-01, Class A, 144A	2.620		08/15/28	4,600	4,684,374
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)	2.026	(c)	09/15/22	7,500	7,509,570
Series 2019-01, Class A	2.840		03/15/24	8,400	8,612,925
Series 2019-03, Class A1	2.230		09/15/24	3,800	3,854,398
GM Financial Automobile Leasing Trust,
Series 2019-03, Class A2A	2.090		10/20/21	5,200	5,210,525
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020		05/16/23	4,100	4,159,397
Series 2018-04, Class A3	3.210		10/16/23	5,900	6,018,529
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	2.106	(c)	07/15/22	9,000	9,009,734

See Notes to Financial Statements.

20

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust, (cont’d.)
Series 2018-04, Class A1, 144A	3.500%		09/15/23	13,100	$13,487,122
Series 2019-01, Class A, 144A	2.700		04/15/24	10,500	10,724,417
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010		05/18/22	4,800	4,850,703
Series 2019-02, Class A3	2.520		06/21/23	2,000	2,031,587
Hyundai Auto Lease Securitization Trust,
Series 2019-B, Class A2, 144A	2.080		12/15/21	12,100	12,123,850
Hyundai Floorplan Master Owner Trust,
Series 2019-01, Class A, 144A	2.680		04/15/24	4,900	5,006,209
Mercedes-Benz Auto Receivables Trust,
Series 2018-01, Class A3	3.030		01/17/23	4,510	4,566,255
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3	3.060		03/15/23	4,300	4,371,182
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	2.106	(c)	04/18/22	20,000	20,010,930
Santander Retail Auto Lease Trust,
Series 2019-A, Class A2, 144A	2.720		01/20/22	12,256	12,344,514
Series 2019-C, Class A2A, 144A	1.890		09/20/22	15,300	15,337,483
Toyota Auto Receivables Owner Trust,
Series 2018-C, Class A3	3.020		12/15/22	5,300	5,390,312
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130		11/15/23	8,100	8,246,221
Series 2018-D, Class A3	3.330		04/15/24	8,400	8,620,273
Series 2019-A, Class A3	3.040		05/15/24	1,800	1,838,966
World Omni Automobile Lease Securitization Trust,
Series 2019-B, Class A2A	2.050		07/15/22	13,900	13,936,915

					287,621,895

Credit Cards 3.4%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060		02/15/24	7,700	7,871,528
Series 2018-08, Class A	3.180		04/15/24	7,700	7,909,657
Series 2019-01, Class A	2.870		10/15/24	15,000	15,430,921
Series 2019-02, Class A	2.670		11/15/24	6,900	7,075,098
Series 2019-03, Class A	2.000		04/15/25	14,800	14,998,491
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100		12/15/23	4,500	4,603,331

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	21

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
BA Credit Card Trust, (cont’d.)
Series 2019-A01, Class A1	1.740%		01/15/25	16,600	$16,709,234
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110		01/16/24	7,400	7,569,435
Series 2018-A05, Class A5	3.320		03/15/24	10,100	10,393,141
Series 2019-A01, Class A1	3.040		07/15/24	1,000	1,029,921

					93,590,757

Home Equity Loans 1.7%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184		03/25/33	240	239,663
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.341	(c)	04/25/33	715	687,052
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561	(c)	03/25/34	586	576,697
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361	(c)	01/25/35	1,109	1,084,454
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)	4.211	(c)	11/25/33	30	34,895
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.401	(c)	12/25/33	220	216,963
Series 2003-12, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.786	(c)	01/25/34	245	244,339
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 1.800%)	4.042	(c)	09/25/33	7,892	7,899,003
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	2.861	(c)	10/25/33	2,220	2,204,423
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711	(c)	10/25/33	17	16,372
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	2.621	(c)	05/25/34	30	30,470

See Notes to Financial Statements.

22

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.341	%(c)	11/25/33	193	$185,731
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 0.820%)	2.891	(c)	06/25/43	562	561,820
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711	(c)	11/25/33	1,548	1,548,525
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636	(c)	03/25/34	575	575,265
Equifirst Mortgage Loan Trust,
Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	4.511	(c)	12/25/32	64	64,332
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.011	(c)	02/25/33	497	495,282
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.161	(c)	03/25/33	351	351,445
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)	2.981	(c)	08/25/33	906	901,739
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	2.951	(c)	08/25/33	854	850,658
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	2.741	(c)	04/25/34	337	334,856
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361	(c)	09/25/34	156	149,986
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.461	(c)	08/25/35	51	48,318
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	2.861	(c)	08/25/35	336	336,074
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.161	(c)	11/25/32	222	222,561
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	2.936	(c)	04/25/33	1,485	1,485,836
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 2.300%)	5.111	(c)	04/25/33	88	88,349

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	23

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711	%(c)	09/25/33	1,019	$1,015,303
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)	4.286	(c)	09/25/33	16	15,819
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681	(c)	10/25/33	173	172,970
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.401	(c)	01/25/34	1,186	1,153,585
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.606	(c)	06/25/34	651	636,637
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561	(c)	08/25/34	2,907	2,838,462
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.011	(c)	03/25/33	357	356,792
New Century Home Equity Loan Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	2.741	(c)	01/25/34	4,777	4,732,617
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	2.546	(c)	05/25/34	3,345	3,285,450
Renaissance Home Equity Loan Trust,
Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.430%)	2.521	(c)	06/25/33	271	262,525
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5	5.721	(cc)	02/25/34	1,740	1,739,864
Series 2004-KS05, Class AI5	4.709	(cc)	06/25/34	5,817	5,816,885
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 1.600%)	3.906	(c)	12/25/33	46	46,235
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.441	(c)	02/25/34	2,645	2,576,491

					46,084,743

See Notes to Financial Statements.

24

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)	2.531	%(c)	07/25/34	436	$435,729
Series 2005-R09, Class AF5	5.818	(cc)	11/25/35	24	23,894
Amortizing Residential Collateral Trust,
Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)	3.461	(c)	07/25/32	80	81,163
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)	2.161	(c)	05/25/32	379	372,032
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.321	(c)	11/25/32	364	362,493
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711	(c)	07/25/33	167	166,524
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.315%)	2.606	(c)	11/25/34	2,391	2,347,600
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681	(c)	11/25/33	626	616,249
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	2.411	(c)	03/25/34	293	292,441
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860	(cc)	08/25/33	65	65,195
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.381	(c)	08/25/34	190	185,013
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)	4.429	(c)	03/20/33	38	37,956
HSI Asset Securitization Corp. Trust,
Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	1.911	(c)	03/25/36	1,400	1,383,339
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.786	(c)	07/25/33	897	888,872
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	2.681	(c)	08/25/33	545	547,969

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	25

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.456	%(c)	06/25/34	2,077	$2,031,414
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	2.516	(c)	07/25/34	2,867	2,806,431
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	4.511	(c)	02/25/34	223	222,955
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	3.311	(c)	10/25/34	872	872,459
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561	(c)	05/25/34	456	444,717
Saxon Asset Securities Trust,
Series 2004-02, Class AF3	3.895	(cc)	08/25/35	251	262,985
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.461	(c)	10/25/35	618	606,820
Structured Asset Investment Loan Trust,
Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	2.341	(c)	01/25/33	105	103,032

					15,157,282

Student Loans 0.1%
Navient Student Loan Trust,
Series 2018-03A, Class A1, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.000%)	1.931	(c)	03/25/67	193	192,478
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)	1.911	(c)	06/27/67	1,252	1,251,744
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	1.991	(c)	12/27/67	1,872	1,871,840

					3,316,062

TOTAL ASSET-BACKED SECURITIES (cost $432,442,011)					445,770,739

CERTIFICATES OF DEPOSIT 1.6%
BNP Paribas SA, 3 Month LIBOR + 0.250%	2.159	(c)	02/01/21	12,000	11,997,326

See Notes to Financial Statements.

26

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Credit Agricole Corporate and Investment Bank, 3 Month LIBOR + 0.480%	2.367	%(c)	09/13/21	10,000	$10,013,689
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	2.198	(c)	07/12/21	5,000	5,004,141
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	2.259	(c)	05/13/21	16,000	15,996,108

TOTAL CERTIFICATES OF DEPOSIT (cost $42,958,500)					43,011,264

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.7%
BANK,
Series 2017-BNK05, Class A1	1.909		06/15/60	1,245	1,244,610
BBCMS Mortgage Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	2.398	(c)	03/15/37	42,270	42,162,984
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	2.347	(c)	03/15/37	35,000	34,971,548
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	2.764	(c)	09/15/37	9,369	9,360,331
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.746	(c)	12/15/37	9,500	9,520,919
CD Mortgage Trust,
Series 2017-CD06, Class A1	2.168		11/13/50	2,652	2,661,172
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	2.466	(c)	07/15/32	4,568	4,569,591
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A2	2.450		07/10/49	20,000	20,079,267
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928		02/10/47	997	998,667
Series 2014-UBS02, Class A2	2.820		03/10/47	3,159	3,159,040
Series 2014-UBS05, Class A2	3.031		09/10/47	694	701,403
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.676	(c)	09/15/33	31,508	31,469,743
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.656	(c)	05/15/36	35,000	35,050,803

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	27

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSWF,
Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.676	%(c)	08/15/35	19,275	$19,283,894
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676		05/10/49	584	582,797
Series 2016-C03, Class A1	1.502		08/10/49	494	492,576
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861		03/10/51	3,400	3,451,888
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	2.766	(c)	10/15/31	26,300	26,319,839
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472		07/15/47	17,436	17,754,944
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.526	(c)	10/15/32	9,977	9,969,742
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.684	(c)	07/05/33	20,000	20,007,610
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	2.676	(c)	09/15/29	4,600	4,604,742
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659		11/15/45	952	983,949
Series 2014-C24, Class A3	3.098		11/15/47	19,500	19,632,587
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A1, 144A	2.417		03/10/50	2,491	2,493,651
Series 2017-05, Class A2, 144A	2.776		03/10/50	11,000	11,083,262
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655		02/15/46	6,248	6,370,654
Series 2015-C24, Class A2	3.088		05/15/48	5,000	5,013,407
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244		03/15/45	3,450	3,520,544
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.220%)	3.146	(c)	11/15/27	13,136	13,097,379
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A1	1.887		06/15/50	1,277	1,275,658
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4	3.525		05/10/63	43,642	45,188,552
Series 2012-C03, Class A3	2.728		08/10/49	16	16,463
Series 2012-C04, Class A3	2.533		12/10/45	16,136	16,141,959
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class A1	2.012		01/15/60	283	282,457

See Notes to Financial Statements.

28

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.419	%(c)	03/15/47	2,851	$2,852,423

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $425,496,045)					426,371,055

CORPORATE BONDS 51.0%

Aerospace & Defense 1.5%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.290%	2.191	(c)	05/11/20	4,000	4,003,312
Gtd. Notes, 3 Month LIBOR + 0.380%	2.281	(c)	05/11/21	10,500	10,534,847
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	3.350		09/15/21	9,475	9,740,580
Raytheon Co.,
Sr. Unsec’d. Notes	4.400		02/15/20	13,640	13,649,679
United Technologies Corp.,
Sr. Unsec’d. Notes	1.900		05/04/20	2,854	2,854,871

					40,783,289

Agriculture 0.0%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.315	(c)	02/21/20	356	356,108

Auto Manufacturers 4.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.249	(c)	02/14/20	26,000	26,004,179
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.279	(c)	08/14/20	5,000	5,007,527
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.280	(c)	04/06/20	1,000	1,000,793
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200		05/05/20	2,000	2,001,764
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.421	(c)	05/05/20	15,000	15,014,316
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.395	(c)	05/21/20	9,750	9,760,108
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.238	(c)	07/13/20	2,400	2,401,600
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.128	(c)	04/13/21	10,000	10,024,043

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	29

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	2.164	%(c)	10/07/21	11,000	$11,023,537
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	2.675	(c)	11/13/20	30,000	30,135,723

					112,373,590

Banks 13.2%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.221	(c)	11/09/20	600	601,101
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.229	(c)	07/02/20	25,000	25,039,756
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	2.385	(c)	11/21/22	20,000	20,117,691
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	2.369	(ff)	07/21/21	3,225	3,234,012
Sr. Unsec’d. Notes, MTN	5.000		05/13/21	1,225	1,275,889
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.308	(c)	04/13/21	7,500	7,531,962
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN	1.950		08/23/22	6,700	6,752,554
Capital One NA,
Sr. Unsec’d. Notes	2.150		09/06/22	14,000	14,126,266
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.229	(c)	05/01/20	10,000	10,001,992
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	2.591	(c)	03/10/22	5,000	5,048,513
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.267	(c)	06/25/20	16,000	16,017,987
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes	3.125		04/26/21	8,000	8,147,675
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.450%	2.033	(c)	02/04/22	18,000	18,004,150
Sr. Unsec’d. Notes	2.100		11/12/21	9,000	9,063,857

See Notes to Financial Statements.

30

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.330%	2.100	%(c)	10/30/20	7,000	$7,008,762
Fifth Third Bank,
Sr. Unsec’d. Notes, MTN	1.800		01/30/23	7,000	7,020,837
Huntington National Bank (The),
Sr. Unsec’d. Notes	1.800		02/03/23	8,000	8,025,843
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.750		06/23/20	793	795,258
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623		07/18/22	20,000	20,377,578
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.409	(c)	05/22/20	30,000	30,045,637
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.052	(c)	01/22/21	5,540	5,550,223
Sr. Unsec’d. Notes	2.150		04/29/21	1,385	1,393,042
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.263	(c)	05/19/20	15,000	15,011,599
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.160	(c)	04/30/21	10,000	10,033,806
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.287	(c)	03/02/20	20,000	20,008,673
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	2.570	(c)	11/15/21	19,000	19,127,375
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.168	(c)	06/11/20	20,000	20,020,635
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.494	(c)	05/17/22	17,000	17,114,898
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.051	(c)	07/24/20	12,000	12,010,040
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.114	(c)	04/26/21	13,000	13,034,997
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	2.350	(c)	05/23/22	6,300	6,327,929

					357,870,537

Beverages 0.2%
Diageo Capital PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.240%	2.144	(c)	05/18/20	5,300	5,303,326

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	31

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology 0.9%
Biogen, Inc.,
Sr. Unsec’d. Notes	2.900%		09/15/20	25,000	$25,153,583

Chemicals 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	2.659	(c)	05/01/20	8,300	8,314,316
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	2.620	(c)	11/15/20	17,350	17,433,222
Sr. Unsec’d. Notes	3.766		11/15/20	1,000	1,015,062

					26,762,600

Commercial Services 0.2%
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	5.800		05/01/21	5,000	5,231,657

Computers 0.7%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700		09/11/22	5,000	5,023,171
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	3.040	(c)	02/23/21	6,524	6,609,865
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	2.567	(c)	03/12/21	5,000	5,022,264
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650		02/05/21	3,000	3,028,334

					19,683,634

Cosmetics/Personal Care 1.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150		08/11/22	6,499	6,607,892
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	1.800		05/05/20	20,000	20,003,613

					26,611,505

Diversified Financial Services 0.5%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	2.647	(c)	05/26/20	1,000	1,001,566

See Notes to Financial Statements.

32

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.215	%(c)	05/21/21		10,500	$10,517,810
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN	2.951		05/25/10	(d)	50,000	625,000

						12,144,376

Electric 3.9%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150		11/13/20		15,000	15,036,123
Sr. Unsec’d. Notes, Series I	3.650		12/01/21		5,051	5,226,554
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.600		11/01/21		9,250	9,522,157
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes	2.000		05/15/21		3,500	3,510,482
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250		11/01/22		27,000	27,222,770
Duke Energy Indiana LLC,
First Mortgage	3.750		07/15/20		8,448	8,522,486
Georgia Power Co.,
Sr. Unsec’d. Notes	2.000		03/30/20		20,000	20,005,138
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900		04/01/22		17,500	17,907,931

						106,953,641

Electronics 0.3%
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%	2.342	(c)	06/05/20		6,800	6,805,351

Foods 2.3%
Campbell Soup Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.394	(c)	03/16/20		9,600	9,603,901
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.383	(c)	04/16/21		4,600	4,620,884
Sr. Unsec’d. Notes	3.200		04/16/21		16,500	16,794,753
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes	2.500		03/15/20		3,500	3,502,437
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.000		10/28/21		10,000	10,036,011

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	33

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Nestle Holdings, Inc.,
Gtd. Notes, 144A	3.100%		09/24/21	15,500	$15,860,917
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.457	(c)	06/02/20	1,460	1,461,642

					61,880,545

Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc.,
Gtd. Notes	3.400		12/01/21	1,000	1,025,674

Healthcare-Products 0.3%
Medtronic, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%	2.694	(c)	03/15/20	1,200	1,201,279
Gtd. Notes	3.150		03/15/22	2,200	2,270,765
Stryker Corp.,
Sr. Unsec’d. Notes	2.625		03/15/21	3,350	3,380,896

					6,852,940

Healthcare-Services 0.6%
Anthem, Inc.,
Sr. Unsec’d. Notes	2.500		11/21/20	15,000	15,077,543

Insurance 4.1%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.428	(c)	09/20/21	24,400	24,440,831
Ambac Assurance Corp.,
Sub. Notes, 144A	5.100		06/07/20	11	15,863
Chubb INA Holdings, Inc.,
Gtd. Notes	2.300		11/03/20	6,930	6,956,661
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	3.500		12/29/20	3,485	3,537,294
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450		10/09/21	9,250	9,524,638
Sec’d. Notes, 144A, MTN	3.375		01/11/22	13,750	14,187,883
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.228	(c)	08/06/21	5,500	5,519,397
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	2.288	(c)	07/12/22	15,000	15,055,116

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.247	%(c)	06/26/20	24,600	$24,635,339
Sr. Sec’d. Notes, 144A	2.625		11/19/20	1,750	1,762,208
Protective Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	2.218	(c)	07/13/20	4,760	4,765,982
Sec’d. Notes, 144A	2.262		04/08/20	1,140	1,140,790

					111,542,002

Lodging 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.507	(c)	12/01/20	8,000	8,024,697

Machinery-Construction & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700		08/09/21	1,471	1,471,726
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.190	(c)	09/04/20	14,000	14,021,476
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	2.235	(c)	12/07/20	9,600	9,626,355

					25,119,557

Machinery-Diversified 0.8%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.151	(c)	09/10/21	10,600	10,607,985
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	2.377	(c)	06/13/22	10,000	10,060,741

					20,668,726

Media 2.2%
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%	2.239	(c)	10/01/20	25,000	25,045,131
Gtd. Notes	3.450		10/01/21	1,754	1,806,433
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.130%	2.030	(c)	03/04/20	23,000	23,006,200
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	2.157	(c)	09/01/21	3,000	3,009,302
Gtd. Notes, 3 Month LIBOR + 0.390%	2.297	(c)	09/01/22	8,000	8,054,072

					60,921,138

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	35

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing 1.0%
General Electric Co.,
Sr. Unsec’d. Notes	2.500%		03/28/20	2,364	$2,364,399
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.234	(c)	03/16/20	25,000	25,013,243

					27,377,642

Oil & Gas 2.7%
Chevron Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.116	(c)	03/03/20	24,000	24,008,782
EOG Resources, Inc.,
Sr. Unsec’d. Notes	2.450		04/01/20	725	725,328
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	2.234	(c)	08/16/22	15,000	15,089,383
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	3.450		01/15/21	8,000	8,103,404
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.750		04/16/22	13,020	13,221,364
Total Capital International SA (France),
Gtd. Notes	2.218		07/12/21	11,000	11,091,384

					72,239,645

Pharmaceuticals 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375		11/14/21	4,000	4,109,745
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	2.245	(c)	05/21/21	11,000	11,025,714
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	2.355	(c)	11/19/21	5,000	5,015,983
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	2.545	(c)	11/21/22	4,000	4,034,811
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes	2.375		11/16/20	26,000	26,138,563
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.500		06/25/21	7,500	7,662,645
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	2.104	(c)	11/16/20	9,000	9,011,373
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.284	(c)	05/16/22	4,000	4,011,769
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%	2.515	(c)	03/09/20	300	300,197

See Notes to Financial Statements.

36

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
McKesson Corp.,
Sr. Unsec’d. Notes	3.650%		11/30/20	2,000	$2,030,239
Pfizer, Inc.,
Sr. Unsec’d. Notes	5.200		08/12/20	7,313	7,441,162

					80,782,201

Pipelines 1.1%
Enterprise Products Operating LLC,
Gtd. Notes	3.500		02/01/22	19,250	19,894,183
Kinder Morgan, Inc.,
Gtd. Notes, 144A	5.000		02/15/21	2,604	2,677,575
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	2.785	(c)	09/09/21	7,000	7,036,670

					29,608,428

Retail 1.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.700		04/15/22	5,730	5,934,124
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.625		06/01/22	6,000	6,142,570
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	2.225	(c)	10/28/21	3,100	3,111,494
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850		06/23/20	5,500	5,525,198
Sr. Unsec’d. Notes	3.125		06/23/21	11,717	11,972,704

					32,686,090

Software 0.3%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes	3.700		03/01/21	8,000	8,150,265

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	37

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 1.7%
BellSouth LLC,
Gtd. Notes, 144A	4.266%		04/26/21	30,000	$30,139,091
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.449	(c)	05/22/20	17,091	17,116,473

					47,255,564

Transportation 0.3%
FedEx Corp.,
Gtd. Notes	3.400		01/14/22	1,000	1,029,615
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500		05/11/20	200	200,137
Sr. Unsec’d. Notes, MTN	2.875		06/01/22	6,000	6,137,553

					7,367,305

Trucking & Leasing 0.7%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	2.857	(c)	06/01/21	19,000	19,125,575

TOTAL CORPORATE BONDS (cost $1,409,840,017)					1,381,738,734

TOTAL LONG-TERM INVESTMENTS (cost $2,310,736,573)					2,296,891,792

				Shares

SHORT-TERM INVESTMENTS 15.9%

AFFILIATED MUTUAL FUND 2.6%
PGIM Core Ultra Short Bond Fund (cost $71,159,645)(w)				71,159,645	71,159,645

	Interest Rate		Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 2.8%
Barclays Bank PLC, 3 Month LIBOR + 0.450%	2.269	%(c)	10/21/20	21,750	21,778,329

See Notes to Financial Statements.

38

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
DNB Bank ASA, 3 Month LIBOR + 0.280%	2.180	%(c)	10/08/20	9,500	$9,510,957
Natixis SA,
3 Month LIBOR + 0.080%	1.967	(c)	03/06/20	15,000	15,002,007
3 Month LIBOR + 0.170%	2.131	(c)	03/27/20	10,000	10,004,457
Nordea Bank Abp,
3 Month LIBOR + 0.300%	2.187	(c)	06/12/20	10,000	10,004,955
3 Month LIBOR + 0.300%	2.192	(c)	06/05/20	9,500	9,507,280

TOTAL CERTIFICATES OF DEPOSIT (cost $75,753,423)					75,807,985

COMMERCIAL PAPER 10.5%
American Electric Power Co., Inc., 144A	1.843	(n)	02/18/20	5,000	4,995,610
BAT International Finance PLC,
144A	1.953	(n)	03/02/20	5,000	4,992,332
144A	1.974	(n)	02/11/20	10,000	9,994,729
144A	2.074	(n)	02/10/20	10,000	9,995,225
Enbridge, Inc.,
144A	1.873	(n)	02/24/20	4,000	3,995,285
144A	1.905	(n)	02/28/20	23,000	22,968,229
ENI Finance USA, Inc.,
144A	1.957	(n)	03/13/20	5,000	4,989,103
144A	2.151	(n)	03/12/20	4,392	4,382,676
Exelon Generation Co., LLC, 144A	1.842	(n)	02/05/20	15,000	14,996,017
General Electric Co., 144A	2.128	(n)	03/18/20	4,250	4,240,062
ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	2.098	(c)	09/23/20	20,000	20,033,240
Marriott International, Inc., 144A	2.139	(n)	02/26/20	15,000	14,980,803
McKesson Corp., 144A	2.160	(n)	03/05/20	20,000	19,966,321
NextEra Energy Capital Holdings, Inc., 144A	1.846	(n)	03/24/20	8,000	7,978,859
Parker Hannifin Corp., 144A	2.092	(n)	03/17/20	20,000	19,956,556
Sempra Global,
144A	1.874	(n)	02/12/20	14,500	14,491,634
144A	1.895	(n)	02/25/20	3,000	2,996,313
144A	2.007	(n)	03/17/20	5,000	4,988,558
Shell International Finance BV,
144A	2.037	(n)	06/29/20	5,000	4,965,625
144A	2.037	(n)	06/30/20	10,000	9,930,792
Starbucks Corp., 144A	1.966	(n)	06/10/20	15,000	14,895,200
Suncor Energy, Inc., 144A	1.894	(n)	02/21/20	5,000	4,994,861
144A	2.030	(n)	04/01/20	7,250	7,227,875
144A	2.118	(n)	03/23/20	8,000	7,979,258

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	39

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
TransCanada PipeLines Ltd.,
144A	2.084	%(n)	03/05/20	17,500	$17,470,531
144A	2.192	(n)	03/23/20	4,200	4,189,110
UDR, Inc., 144A	1.966	(n)	03/04/20	4,000	3,993,466
Wells Tower Inc., 144A	2.161	(n)	03/13/20	17,000	16,964,538

TOTAL COMMERCIAL PAPER (cost $283,457,747)					283,552,808

TOTAL SHORT-TERM INVESTMENTS (cost $430,370,815)					430,520,438

TOTAL INVESTMENTS 100.6% (cost $2,741,107,388)					2,727,412,230
Liabilities in excess of other assets(z) (0.6)%					(15,516,891)

NET ASSETS 100.0%					$2,711,895,339

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at January 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
37,607	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	$223,366	$(258,374)	$(481,740)
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	(82,772)	(82,772)
29,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	150,042	20,212	(129,830)

See Notes to Financial Statements.

40

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Interest rate swap agreements outstanding at January 31, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
60,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	$1,034,058	$229,837	$(804,221)
83,000	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(801,961)	(920,703)	(118,742)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	(285,570)	(1,219,160)
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(263,857)	(420,910)	(157,053)
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(207,181)	(522,741)	(315,560)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(3,338,002)	(2,563,458)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(576,340)	(135,668)
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(1,173,558)	(3,187,244)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(769,403)	(233,693)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(824,055)	(688,425)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(141,418)	(141,418)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(606,174)	(617,808)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(1,336,861)	(1,050,022)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(864,319)	(747,904)
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(77,817)	(60,214)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(1,141,177)	(554,446)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(56,545)	(56,545)

				$199,233	$(13,146,690)	$(13,345,923)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$5,476,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	41

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$287,621,895	$—
Credit Cards	—	93,590,757	—
Home Equity Loans	—	46,084,743	—
Residential Mortgage-Backed Securities	—	15,157,282	—
Student Loans	—	3,316,062	—
Certificates of Deposit	—	118,819,249	—
Commercial Mortgage-Backed Securities	—	426,371,055	—
Corporate Bonds	—	1,381,738,734	—
Affiliated Mutual Fund	71,159,645	—	—
Commercial Paper	—	283,552,808	—

Total	$71,159,645	$2,656,252,585	$—

Other Financial Instruments*
Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(13,345,923)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows (unaudited):

Commercial Mortgage-Backed Securities	15.7%
Banks	13.2
Automobiles	10.6
Commercial Paper	10.5
Certificates of Deposit	4.4
Auto Manufacturers	4.1
Insurance	4.1
Electric	3.9
Credit Cards	3.4
Pharmaceuticals	3.0
Oil & Gas	2.7
Affiliated Mutual Fund	2.6
Foods	2.3
Media	2.2
Telecommunications	1.7

Home Equity Loans	1.7%
Aerospace & Defense	1.5
Retail	1.2
Pipelines	1.1
Miscellaneous Manufacturing	1.0
Chemicals	1.0
Cosmetics/Personal Care	1.0
Biotechnology	0.9
Machinery-Construction & Mining	0.9
Machinery-Diversified	0.8
Computers	0.7
Trucking & Leasing	0.7
Residential Mortgage-Backed Securities	0.6
Healthcare-Services	0.6
Diversified Financial Services	0.5

See Notes to Financial Statements.

42

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Industry Classification (continued):
Software	0.3%
Lodging	0.3
Transportation	0.3
Healthcare-Products	0.3
Electronics	0.3
Beverages	0.2
Commercial Services	0.2
Student Loans	0.1
Hand/Machine Tools	0.0	*

Agriculture	0.0 *%

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin swaps	$13,345,923	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$3,635,972

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	43

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(13,108,530)

For the year ended January 31, 2020, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)

$914,958,400

(1)	Notional Amount in USD.

See Notes to Financial Statements.

44

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2020

Statement of Assets & Liabilities

Assets
Investments at value:
Unaffiliated investments (cost $2,669,947,743)	$2,656,252,585
Affiliated investments (cost $71,159,645)	71,159,645
Dividends and interest receivable	9,575,641
Deposit with broker for centrally cleared/exchange-traded derivatives	5,476,000
Prepaid expenses	10,536

Total Assets	2,742,474,407

Liabilities
Payable for investments purchased	25,993,280
Dividends payable	3,849,282
Due to broker—variation margin swaps	336,879
Payable to custodian	268,901
Management fee payable	59,705
Accrued expenses and other liabilities	54,354
Affiliated transfer agent fee payable	16,667

Total Liabilities	30,579,068

Net Assets	$2,711,895,339

Net assets were comprised of:
Shares of beneficial interest, at par	$294,320
Paid-in capital in excess of par	2,739,163,471
Total distributable earnings (loss)	(27,562,452)

Net assets, January 31, 2020	$2,711,895,339

Net asset value and redemption price per share ($2,711,895,339 ÷ 294,319,665 shares of beneficial interest issued and outstanding)	$9.21

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	45

PGIM Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2020

Net Investment Income (Loss)
Income
Interest income	$82,719,653
Affiliated dividend income	1,595,557

Total income	84,315,210

Expenses
Management fee	695,550
Custodian and accounting fees	119,504
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,033
Audit fee	39,023
Shareholders’ reports	20,768
Legal fees and expenses	17,314
Trustees’ fees	10,698
Miscellaneous	36,612

Total expenses	1,039,502

Net investment income (loss)	83,275,708

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	20,204,074
Swap agreement transactions	3,635,972

23,840,046

Net change in unrealized appreciation (depreciation) on:
Investments	(3,512,301)
Swap agreements	(13,108,530)

(16,620,831)

Net gain (loss) on investment transactions	7,219,215

Net Increase (Decrease) In Net Assets Resulting From Operations	$90,494,923

See Notes to Financial Statements.

46

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,275,708	$82,782,171
Net realized gain (loss) on investment transactions	23,840,046	4,579,763
Net change in unrealized appreciation (depreciation) on investments	(16,620,831)	(14,065,694)

Net increase (decrease) in net assets resulting from operations	90,494,923	73,296,240

Dividends and Distributions
Distributions from distributable earnings	(92,073,145)	(90,774,156)

Fund share transactions
Net proceeds from shares sold	299,662,161	191,892,918
Net asset value of shares issued in reinvestment of dividends and distributions	30,665,787	48,423,637
Cost of shares reacquired	(528,079,289)	(430,663,918)

Net increase (decrease) in net assets from Fund share transactions	(197,751,341)	(190,347,363)

Total increase (decrease)	(199,329,563)	(207,825,279)

Net Assets:
Beginning of year	2,911,224,902	3,119,050,181

End of year	$2,711,895,339	$2,911,224,902

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	47

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.9%

CERTIFICATES OF DEPOSIT 23.4%
Bank of America NA,
1 Month LIBOR + 0.110%	1.787	%(c)	02/10/20	88,000	$88,000,114
1 Month LIBOR + 0.150%	1.849	(c)	07/08/20	25,000	25,003,056
3 Month LIBOR + 0.050%	1.950	(c)	04/06/20	98,000	98,014,970
1 Month LIBOR + 0.190%	1.971	(c)	06/01/20	182,000	182,047,156
3 Month LIBOR + 0.080%	1.984	(c)	08/14/20	15,000	15,000,771
3 Month LIBOR + 0.010%	2.535	(c)	02/18/20	100,000	99,999,739
Bank of Montreal,
3 Month LIBOR + 0.050%	1.825	(c)	01/28/21	15,200	15,199,990
US Federal Funds Effective Rate + 0.340%	1.940	(c)	07/27/20	37,000	37,013,217
3 Month LIBOR + 0.060%	1.947	(c)	03/13/20	17,000	17,001,840
1 Month LIBOR + 0.250%	1.964	(c)	08/07/20	150,000	150,095,427
Bank of Nova Scotia,
3 Month LIBOR + 0.060%	1.968	(c)	05/06/20	98,000	98,002,721
3 Month LIBOR + 0.050%	1.969	(c)	02/27/20	50,000	50,006,218
3 Month LIBOR + 0.180%	2.084	(c)	02/18/20	1,300	1,300,122
3 Month LIBOR + 0.280%	2.208	(c)	09/21/20	3,500	3,503,402
BNP Paribas SA,
1 Month LIBOR + 0.220%	1.881	(c)	06/25/20	120,000	120,008,316
1 Month LIBOR + 0.270%	1.924	(c)	08/21/20	129,000	129,062,510
Canadian Imperial Bank of Commerce, 1 Month LIBOR + 0.210%	1.879	(c)	07/17/20	273,000	273,091,684
Credit Agricole Corporate and Investment Bank,
3 Month LIBOR + 0.080%	1.990	(c)	02/25/20	64,000	64,001,874
3 Month LIBOR + 0.470%	2.318	(c)	07/13/20	25,910	25,939,286
Credit Suisse AG, 3 Month LIBOR + 0.120%	2.034	(c)	02/28/20	222,000	222,023,490
DNB Bank ASA,
1 Month LIBOR + 0.200%	1.860	(c)	07/23/20	37,500	37,504,396
1 Month LIBOR + 0.210%	1.894	(c)	08/12/20	100,000	100,051,564
1 Month LIBOR + 0.190%	1.924	(c)	03/04/20	197,000	197,020,037
3 Month LIBOR + 0.040%	1.927	(c)	03/06/20	24,000	24,000,470
Goldman Sachs Bank USA, Secured Overnight Financing Rate + 0.280% (Cap N/A, Floor 0.000%)	1.840	(c)	08/21/20	179,000	179,027,636
Mizuho Bank Ltd., 1 Month LIBOR + 0.190%	1.867	(c)	02/10/20	141,000	141,005,141
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	1.962	(c)	05/22/20	75,000	74,992,855
3 Month LIBOR + 0.160%	2.055	(c)	05/21/20	74,000	74,016,052
3 Month LIBOR + 0.160%	2.070	(c)	05/26/20	100,000	100,020,893

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Natixis SA,
3 Month LIBOR + 0.080%	1.967	%(c)	03/06/20	198,000	$198,026,498
1 Month LIBOR + 0.300%	1.992	(c)	08/10/20	142,000	142,154,468
3 Month LIBOR + 0.170%	2.131	(c)	03/27/20	75,000	75,033,428
Nordea Bank Abp,
1 Month LIBOR + 0.220%	1.880	(c)	07/23/20	63,500	63,513,286
1 Month LIBOR + 0.200%	1.884	(c)	03/13/20	135,000	135,016,348
Royal Bank of Canada, 1 Month LIBOR + 0.230%	1.907	(c)	08/10/20	207,000	207,151,439
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.170%	1.862	(c)	07/08/20	66,000	65,994,094
1 Month LIBOR + 0.190%	1.874	(c)	05/11/20	125,000	125,037,510
Sumitomo Mitsui Banking Corp.,
Secured Overnight Financing Rate + 0.190%	1.770	(c)	05/28/20	100,000	99,980,186
1 Month LIBOR + 0.260%	1.952	(c)	04/08/20	55,000	55,002,566
Sumitomo Mitsui Banking Corp.	1.560		02/03/20	70,000	69,999,899
Sumitomo Mitsui Banking Corp.	1.700		05/29/20	46,000	46,001,488
Svenska Handelsbanken,
1 Month LIBOR + 0.180%	1.856	(c)	07/15/20	46,000	46,030,191
3 Month LIBOR + 0.040%	1.957	(c)	02/26/20	150,000	150,016,360
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	1.901	(c)	07/27/20	209,000	209,033,611
1 Month LIBOR + 0.190%	1.953	(c)	07/06/20	4,000	4,001,122
US Bank NA, 1 Month LIBOR + 0.160%	1.830	(c)	06/19/20	109,000	109,037,833
Wells Fargo Bank NA, 1 Month LIBOR + 0.240%	1.917	(c)	08/14/20	175,000	175,112,583
Westpac Banking Corp.,
3 Month LIBOR + 0.040%	1.934	(c)	02/07/20	50,000	50,000,282
3 Month LIBOR + 0.050%	1.938	(c)	03/11/20	3,000	3,000,323
3 Month LIBOR + 0.040%	1.941	(c)	02/11/20	58,000	58,001,466

TOTAL CERTIFICATES OF DEPOSIT (cost $4,727,956,170)					4,729,099,928

COMMERCIAL PAPER 41.7%
Airbus Group Finance BV, 144A	1.697	(n)	04/23/20	72,550	72,289,396
Bank of Nova Scotia, 144A, US Federal Funds Effective Rate + 0.340%	1.890	(c)	08/07/20	100,000	100,124,300
BASF SE,
144A	1.689	(n)	03/23/20	196,000	195,541,926

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
BASF SE, (cont’d.)
144A	1.697	%(n)	03/30/20	75,000	$74,797,679
144A	1.700	(n)	03/27/20	109,000	108,722,946
144A	1.707	(n)	03/31/20	90,000	89,752,500
BNG Bank NV, 144A	1.570	(n)	02/04/20	30,000	29,994,703
Canadian National Railway Co.,
144A	1.687	(n)	04/14/20	28,000	27,906,587
144A	1.694	(n)	07/24/20	24,000	23,802,833
144A	1.724	(n)	07/15/20	25,000	24,805,181
144A	1.735	(n)	07/14/20	45,000	44,651,438
CDP Financial, Inc.,
144A	1.715	(n)	07/20/20	60,000	59,512,650
144A	1.725	(n)	02/25/20	42,000	41,955,141
144A	1.727	(n)	02/18/20	58,000	57,955,514
144A	1.748	(n)	02/04/20	75,000	74,987,625
144A	1.748	(n)	02/05/20	49,000	48,989,860
144A	1.764	(n)	06/17/20	50,000	49,676,850
144A	1.776	(n)	07/08/20	25,000	24,811,188
144A	1.825	(n)	05/20/20	25,000	24,875,257
Citigroup Global Markets Inc., 144A	2.253	(n)	04/23/20	85,000	84,685,856
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.180%	1.839	(c)	04/24/20	55,000	55,010,890
CPPIB Capital, Inc.,
144A	1.636	(n)	04/21/20	31,025	30,912,263
144A	1.636	(n)	04/22/20	29,500	29,391,346
144A	1.677	(n)	04/09/20	100,000	99,694,292
144A	2.768	(n)	03/02/20	30,000	29,959,183
DNB Bank ASA,
144A	1.560	(n)	02/03/20	60,000	59,992,170
144A, 1 Month LIBOR + 0.200%	1.853	(c)	07/22/20	16,000	16,016,128
European Investment Bank	1.600	(n)	02/06/20	130,000	129,966,698
European Investment Bank	1.755	(n)	02/05/20	161,000	160,965,676
European Investment Bank	1.828	(n)	03/11/20	150,000	149,737,833
Export Development Canada	1.811	(n)	02/27/20	95,000	94,889,563
Federation Des Caisses Desjardins,
144A	1.705	(n)	03/26/20	30,000	29,926,667
144A	1.717	(n)	04/16/20	50,000	49,820,000
144A	1.757	(n)	04/02/20	85,000	84,765,339
144A	1.817	(n)	07/09/20	13,000	12,902,356

See Notes to Financial Statements.

50

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Federation Des Caisses Desjardins, (cont’d.)
144A	1.919	%(n)	03/19/20	100,000	$99,786,667
144A, 3 Month LIBOR + 0.090%	1.921	(c)	07/15/20	67,000	67,054,471
144A, 1 Month LIBOR + 0.250%	1.927	(c)	08/14/20	53,000	53,058,353
144A, 3 Month LIBOR + 0.080%	2.429	(c)	06/22/20	98,000	98,078,106
144A	2.792	(n)	02/25/20	83,000	82,908,469
Glaxosmithkline Finance PLC,
144A	1.684	(n)	03/20/20	25,000	24,944,365
144A	1.968	(n)	03/02/20	46,000	45,935,038
144A	2.009	(n)	03/06/20	46,000	45,926,656
Hennepin County Minnesota	1.640		02/28/20	20,000	19,998,584
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.070%	1.964	(c)	02/07/20	78,000	78,006,006
144A, 3 Month LIBOR + 0.070%	1.984	(c)	02/28/20	75,000	75,020,250
ING US Funding LLC,
1 Month LIBOR + 0.120%	1.819	(c)	03/09/20	24,000	24,004,224
144A, 3 Month LIBOR + 0.090%	1.999	(c)	04/01/20	15,000	15,007,380
JPMorgan Securities LLC,
144A, 1 Month LIBOR + 0.180%	1.857	(c)	06/10/20	93,000	93,062,589
144A, 1 Month LIBOR + 0.250%	1.934	(c)	05/13/20	100,000	100,011,500
144A, 1 Month LIBOR + 0.270%	1.962	(c)	01/06/21	128,000	128,159,872
144A, 1 Month LIBOR + 0.230%	2.011	(c)	04/01/20	30,000	30,012,780
144A, 3 Month LIBOR + 0.160%	2.064	(c)	11/16/20	42,000	42,046,704
144A, 3 Month LIBOR + 0.220%	2.129	(c)	10/02/20	113,000	113,160,799
KFW,
144A	1.727	(n)	02/13/20	18,500	18,489,512
144A	1.737	(n)	02/05/20	36,500	36,492,041
144A	1.803	(n)	02/03/20	300,000	299,960,751
144A	1.819	(n)	02/04/20	122,000	121,978,718
Michigan state University Board of Trustee	1.600		02/27/20	21,470	21,468,712
Michigan state University Board of Trustee	1.770		02/11/20	15,410	15,410,462
Mitsubishi International Corp.	1.685	(n)	03/26/20	30,000	29,921,717
Mitsubishi International Corp.	1.695	(n)	04/09/20	73,000	72,760,602
Mitsubishi International Corp.	1.733	(n)	06/24/20	61,000	60,578,143
National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.180%	1.841	(c)	06/25/20	137,000	137,082,337
Nederlandse Waterschapsbank NV,
144A	1.687	(n)	05/04/20	50,000	49,782,364
144A	1.717	(n)	04/06/20	43,100	42,971,203
Nestle Capital Corp., 144A	2.595	(n)	04/24/20	145,000	144,480,997

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nordea Bank Abp,
144A	2.653	%(n)	04/24/20	74,000	$73,710,610
144A	2.655	(n)	05/01/20	108,000	107,541,360
OMERS Finance Trust,
144A	1.717	(n)	04/23/20	11,511	11,467,529
144A	1.758	(n)	04/07/20	32,000	31,903,996
144A	1.828	(n)	02/19/20	40,000	39,966,602
144A	1.849	(n)	02/11/20	51,357	51,332,363
144A	1.909	(n)	03/12/20	77,101	76,960,505
144A	1.909	(n)	03/18/20	30,000	29,937,333
Ontario Teachers’ Finance Trust,
144A	1.668	(n)	05/13/20	42,000	41,801,725
144A	1.760	(n)	09/03/20	10,000	9,898,000
144A	1.768	(n)	03/06/20	11,200	11,183,122
144A, 1 Month LIBOR + 0.190%	1.844	(c)	06/19/20	135,750	135,843,668
144A, 1 Month LIBOR + 0.260%	1.930	(c)	09/16/20	30,000	30,043,650
144A	2.043	(n)	02/14/20	52,500	52,468,334
144A, 1 Month LIBOR + 0.280%	2.043	(c)	09/22/20	50,000	50,080,750
144A	2.603	(n)	02/07/20	90,000	89,972,700
Pfizer, Inc., 144A	1.727	(n)	02/03/20	16,000	15,997,913
Port Authority of New York and New Jersey	1.720		03/06/20	12,335	12,336,110
Province of Alberta,
144A	1.647	(n)	04/27/20	50,000	49,811,621
144A	1.717	(n)	02/12/20	50,000	49,974,100
144A	1.728	(n)	02/10/20	25,000	24,989,195
144A	1.748	(n)	03/04/20	75,000	74,893,438
144A	1.748	(n)	03/05/20	100,000	99,853,611
144A	1.809	(n)	02/03/20	57,000	56,992,566
144A	2.010	(n)	02/18/20	96,000	95,925,600
Province of British Columbia	1.705	(n)	02/05/20	11,075	11,072,597
Province of British Columbia	1.743	(n)	03/03/20	34,000	33,953,155
Province of British Columbia	1.750	(n)	04/01/20	39,150	39,047,177
PSP Capital, Inc.,
144A	1.715	(n)	07/21/20	7,000	6,944,148
144A	1.747	(n)	02/20/20	70,500	70,441,172
144A	1.758	(n)	02/05/20	30,000	29,993,617
144A	1.758	(n)	02/07/20	155,000	154,953,888
144A, Secured Overnight Financing Rate + 0.250%	1.780	(c)	08/07/20	55,000	55,047,355
144A	1.819	(n)	04/08/20	39,000	38,882,649
144A	2.768	(n)	03/02/20	50,000	49,932,791

See Notes to Financial Statements.

52

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Royal Bank of Canada,
144A, Secured Overnight Financing Rate + 0.220%	1.750	%(c)	01/22/21	76,000	$76,000,000
144A, US Federal Funds Effective Rate + 0.360%	1.910	(c)	07/31/20	61,500	61,589,975
Sanofi SA,
144A	1.696	(n)	03/24/20	285,000	284,326,568
144A	1.696	(n)	03/27/20	35,000	34,912,725
Schlumberger Investment SA,
144A	1.688	(n)	04/23/20	145,000	144,479,821
144A	1.698	(n)	04/30/20	45,000	44,824,500
144A	1.707	(n)	04/09/20	90,000	89,740,543
144A	1.960	(n)	03/16/20	84,000	83,837,460
ST Engineering North America, Inc.,
144A	1.839	(n)	03/11/20	100,000	99,827,778
144A	1.909	(n)	03/17/20	25,000	24,950,454
144A	1.909	(n)	03/18/20	15,000	14,969,587
State of the Netherlands, 144A	1.622	(n)	02/06/20	40,000	39,988,867
Texas Public Finance Authority	1.680		02/20/20	34,000	33,998,456
Texas Public Finance Authority	1.750		03/10/20	18,000	17,999,361
Texas Public Finance Authority	1.880		03/04/20	64,300	64,309,002
Texas Public Finance Authority	1.900		02/04/20	30,725	30,724,972
Total Capital Canada Ltd.,
144A	1.707	(n)	04/06/20	117,000	116,658,945
144A	1.707	(n)	04/08/20	92,700	92,421,066
144A	1.758	(n)	02/20/20	109,000	108,905,533
144A	1.758	(n)	03/02/20	137,000	136,813,840
144A	1.778	(n)	02/03/20	67,000	66,991,402
Toyota Credit Canada, Inc.,
1 Month LIBOR + 0.050%	1.749	(c)	05/04/20	100,000	100,058,000
1 Month LIBOR + 0.230%	1.879	(c)	04/24/20	16,000	16,007,808
Toyota Finance Australia Ltd., 3 Month LIBOR + 0.080%	1.875	(c)	10/23/20	38,000	38,030,210
Toyota Industries Commercial Finance, Inc.,
144A	1.811	(n)	04/02/20	40,000	39,886,264
144A	1.930	(n)	02/05/20	20,000	19,995,639
Toyota Motor Finance (Netherlands) BV,
1 Month LIBOR + 0.230%	1.914	(c)	05/07/20	25,000	25,013,825
3 Month LIBOR + 0.050%	1.997	(c)	03/20/20	128,000	128,054,528

TOTAL COMMERCIAL PAPER (cost $8,428,872,021)					8,431,822,285

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 2.5%

Auto Manufacturers 1.0%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.279	%(c)	08/14/20	49,839	$49,914,023
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.280	(c)	04/06/20	35,000	35,027,740
Gtd. Notes, 144A	3.250		08/14/20	10,000	10,074,836
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070% (Cap N/A, Floor 0.000%)	1.969	(c)	05/22/20	100,000	100,021,677
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)	2.106	(c)	06/03/20	12,000	11,979,279

					207,017,555

Banks 1.5%
Citibank NA,
Sr. Unsec’d. Notes	2.100		06/12/20	25,000	25,024,685
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.229	(c)	05/01/20	44,000	44,008,767
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.051	(c)	07/24/20	35,000	35,029,284
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 1 Month LIBOR + 0.220%	1.896	(c)	07/15/20	165,000	165,078,642
Sr. Unsec’d. Notes	2.600		01/15/21	31,000	31,269,959

					300,411,337

Insurance 0.0%
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.247	(c)	06/26/20	4,000	4,005,746

TOTAL CORPORATE BONDS (cost $511,262,309)					511,434,638

MUNICIPAL BOND 0.3%

Texas
University of Texas System (The), Rev., Subser. G1, Rfdg., FRDD (Mandatory put date 02/06/20) (cost $51,600,000)	1.580	(cc)	08/01/45	51,600	51,600,000

See Notes to Financial Statements.

54

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) 25.2%
Amherst Pierpont Securities LLC,
1.57%, dated 01/29/20, due 02/05/20 in the amount of $125,038,160	125,000	$125,000,000
1.58%, dated 01/30/20, due 02/06/20 in the amount of $125,038,403	125,000	125,000,000
1.60%, dated 01/31/20, due 02/03/20 in the amount of $300,040,000	300,000	300,000,000
Bank of America Securities, Inc.,
1.58%, dated 01/31/20, due 02/03/20 in the amount of $150,019,750	150,000	150,000,000
1.59%, dated 01/31/20, due 02/03/20 in the amount of $301,259,912	301,220	301,220,000
BNP Paribas SA,
1.57%, dated 01/31/20, due 02/03/20 in the amount of $100,013,083	100,000	100,000,000
1.59%, dated 01/31/20, due 02/03/20 in the amount of $225,029,813	225,000	225,000,000
CF Secured LLC,
1.58%, dated 01/31/20, due 02/03/20 in the amount of $300,039,500	300,000	300,000,000
1.59%, dated 01/31/20, due 02/03/20 in the amount of $300,039,750	300,000	300,000,000
Credit Agricole Corporate and Investment Bank, 1.59%, dated 01/31/20, due 02/03/20 in the amount of $200,026,500	200,000	200,000,000
HSBC Securities (USA), Inc.,
1.55%, dated 01/28/20, due 02/04/20 in the amount of $140,042,194	140,000	140,000,000
1.59%, dated 01/31/20, due 02/03/20 in the amount of $400,053,000	400,000	400,000,000
NatWest Markets Securities, Inc.,
1.56%, dated 01/28/20, due 02/04/20 in the amount of $130,039,433	130,000	130,000,000
1.58%, dated 01/30/20, due 02/06/20 in the amount of $125,038,403	125,000	125,000,000
Nomura Securities International, Inc., 1.59%, dated 01/31/20, due 02/03/20 in the amount of $500,066,250	500,000	500,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	55

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description				Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
State Street Bank & Trust Co., 1.58%, dated 01/31/20, due 02/03/20 in the amount of $1,450,190,917				1,450,000	$1,450,000,000
TD Securities (USA) LLC, 1.59%, dated 01/31/20, due 02/03/20 in the amount of $221,522,348				221,493	221,493,000

TOTAL REPURCHASE AGREEMENTS (cost $5,092,713,000)					5,092,713,000

	Interest Rate		Maturity Date

SOVEREIGN BOND 0.0%
Province of Ontario (Canada) Sr. Unsec’d. Notes (cost $5,998,278)	1.875%		05/21/20	6,000	6,003,765

TIME DEPOSITS 1.6%
Australia & New Zealand Banking Group	1.840		04/22/20	51,000	51,000,000
Australia & New Zealand Banking Group	1.860		04/14/20	25,000	25,000,000
Australia & New Zealand Banking Group	1.900		04/06/20	28,000	28,000,000
Australia & New Zealand Banking Group	1.900		04/07/20	155,000	155,000,000
Credit Agricole Corporate and Investment Bank	1.570		02/03/20	40,000	40,000,000
Northern Trust Co. (The)	1.500		02/03/20	22,629	22,629,000

TOTAL TIME DEPOSITS (cost $321,629,000)					321,629,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 4.7%
Federal Farm Credit Bank, US Treasury 3 Month Bill Money Market Yield + 0.110% (Cap N/A, Floor 0.000%)	1.646	(c)	08/04/20	100,000	100,032,606
Federal Farm Credit Bank, 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)	1.791	(c)	07/02/20	133,000	133,005,685
Federal Home Loan Bank	1.548	(n)	03/06/20	128,000	127,807,639
Federal Home Loan Bank	1.553	(n)	03/20/20	404,000	403,149,758
Federal Home Loan Bank	1.554	(n)	03/18/20	80,000	79,839,620
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.025% (Cap N/A, Floor 0.000%)	1.605	(c)	04/22/20	76,000	76,011,041

See Notes to Financial Statements.

56

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.130% (Cap N/A, Floor 0.000%)	1.710	%(c)	10/16/20	27,000	$27,024,041

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $946,807,032)					946,870,390

U.S. TREASURY OBLIGATION(n) 0.5%
U.S. Treasury Bills (cost $108,943,229)	1.569		02/13/20	109,000	108,955,709

TOTAL INVESTMENTS 99.9% (cost $20,195,781,039)					20,200,128,715
Other assets in excess of liabilities 0.1%					15,208,159

NET ASSETS 100.0%					$20,215,336,874

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.625%, maturity dates 04/15/20-01/10/40), FHLMC (coupon rates 0.000%-8.000%, maturity dates 12/01/20-02/01/50), FNMA (coupon rates 0.000%-7.250%, maturity dates 03/01/20-06/01/51), GNMA (coupon rates 2.900%-7.000%, maturity dates 08/20/24-11/20/69), TVA (coupon rates 0.000%-5.880%, maturity dates 06/15/27-04/01/36), World Bank (coupon rate 2.200%, maturity date 09/23/24) and U.S. Treasury Securities (coupon rates 0.000%-6.625%, maturity dates 02/25/20-02/15/49), with the aggregate value, including accrued interest, of $5,201,174,336.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	57

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$4,729,099,928	$—
Commercial Paper	—	8,431,822,285	—
Corporate Bonds	—	511,434,638	—
Municipal Bond	—	51,600,000	—
Repurchase Agreements	—	5,092,713,000	—
Sovereign Bond	—	6,003,765	—
Time Deposits	—	321,629,000	—
U.S. Government Agency Obligations	—	946,870,390	—
U.S. Treasury Obligation	—	108,955,709	—

Total	$—	$20,200,128,715	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2020 were as follows (unaudited):

Commercial Paper	41.7%
Repurchase Agreements	25.2
Certificates of Deposit	23.4
U.S. Government Agency Obligations	4.7
Corporate Bonds	2.5
Time Deposits	1.6
U.S. Treasury Obligation	0.5
Municipal Bond	0.3
Sovereign Bond	0.0 *

99.9
Other assets in excess of liabilities	0.1

100.0%

*	Less than + 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

58

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$550,000,000	$(550,000,000)	$—
Repurchase Agreements	Bank of America Securities, Inc.	451,220,000	(451,220,000)	—
Repurchase Agreements	BNP Paribas SA	325,000,000	(325,000,000)	—
Repurchase Agreements	CF Secured LLC	600,000,000	(600,000,000)	—
Repurchase Agreements	Credit Agricole Corporate and Investment Bank	200,000,000	(200,000,000)	—
Repurchase Agreements	HSBC Securities (USA), Inc.	540,000,000	(540,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	255,000,000	(255,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	500,000,000	(500,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	1,450,000,000	(1,450,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	221,493,000	(221,493,000)	—

		$5,092,713,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	59

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $15,103,068,039)	$15,107,415,715
Repurchase Agreements (cost $5,092,713,000)	5,092,713,000
Cash	301,052
Interest receivable	15,052,387
Prepaid expenses	25,556

Total Assets	20,215,507,710

Liabilities
Management fee payable	107,899
Custodian and accounting fees payable	33,469
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	12,089
Dividends payable	712

Total Liabilities	170,836

Net Assets	$20,215,336,874

Net assets were comprised of:
Shares of beneficial interest, at par	$20,208,576
Paid-in capital in excess of par	20,189,448,893
Total distributable earnings (loss)	5,679,405

Net assets, January 31, 2020	$20,215,336,874

Net asset value and redemption price per share ($20,215,336,874 ÷ 20,208,576,162 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

60

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2020

Net Investment Income (Loss)
Interest income	$493,177,255

Expenses
Management fee	1,324,868
Custodian and accounting fees	130,987
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	101,279
Audit fee	25,085
Legal fees and expenses	17,060
Shareholders’ reports	14,342
Trustees’ fees	10,671
Miscellaneous	63,679

Total expenses	1,687,971

Net investment income (loss)	491,489,284

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	3,554,827
Net change in unrealized appreciation (depreciation) on investments	1,313,758

Net gain (loss) on investment transactions	4,868,585

Net Increase (Decrease) In Net Assets Resulting From Operations	$496,357,869

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	61

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491,489,284	$460,926,621
Net realized gain (loss) on investment transactions	3,554,827	159,096
Net change in unrealized appreciation (depreciation) on investments	1,313,758	2,102,071

Net increase (decrease) in net assets resulting from operations	496,357,869	463,187,788

Dividends and Distributions
Distributions from distributable earnings	(493,766,222)	(461,081,067)

Fund share transactions
Net proceeds from shares sold	157,423,011,107	163,467,429,404
Net asset value of shares issued in reinvestment of dividends and distributions	491,271,324	458,861,367
Cost of shares reacquired	(158,676,910,303)	(165,463,731,961)

Net increase (decrease) in net assets from Fund share transactions	(762,627,872)	(1,537,441,190)

Total increase (decrease)	(760,036,225)	(1,535,334,469)

Net Assets:
Beginning of year	20,975,373,099	22,510,707,568

End of year	$20,215,336,874	$20,975,373,099

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.9%

CERTIFICATES OF DEPOSIT 41.4%
Bank of America NA,
3 Month LIBOR + 0.050%	1.950	%(c)	04/06/20	67,000	$67,010,234
3 Month LIBOR + 0.010%	2.535	(c)	02/18/20	38,000	37,999,901
1 Month LIBOR + 0.110%	1.787	(c)	02/10/20	107,000	107,000,139
3 Month LIBOR + 0.080%	1.984	(c)	08/14/20	120,000	120,006,172
1 Month LIBOR + 0.150%	1.849	(c)	07/08/20	65,000	65,007,945
Bank of Montreal,
3 Month LIBOR + 0.060%	1.947	(c)	03/13/20	133,000	133,014,393
US Federal Funds Effective Rate + 0.340%	1.940	(c)	07/27/20	8,000	8,002,858
1 Month LIBOR + 0.250%	1.964	(c)	08/07/20	45,000	45,028,628
3 Month LIBOR + 0.050%	1.825	(c)	01/28/21	62,000	61,977,916
Bank of Nova Scotia,
3 Month LIBOR + 0.050%	1.949	(c)	05/22/20	125,000	124,999,326
1 Month LIBOR + 0.180%	1.834	(c)	06/19/20	23,500	23,494,662
3 Month LIBOR + 0.280%	2.208	(c)	09/21/20	5,500	5,505,346
BNP Paribas Fortis SA,
3 Month LIBOR + 0.200%	2.001	(c)	10/26/20	36,000	36,022,085
BNP Paribas SA,
3 Month LIBOR + 0.040%	1.940	(c)	03/04/20	175,000	174,987,456
1 Month LIBOR + 0.190%	1.844	(c)	06/19/20	25,000	24,998,439
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.210%	1.879	(c)	07/17/20	149,000	149,050,040
Commonwealth Bank of Australia,
1 Month LIBOR + 0.140%	1.817	(c)	02/14/20	40,000	40,001,138
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.180%	1.834	(c)	07/20/20	118,000	118,024,074
1 Month LIBOR + 0.220%	1.882	(c)	04/10/20	118,000	118,022,201
Cooperatieve Rabobank UA	1.590		02/06/20	150,000	150,000,097
Credit Agricole Corporate & Investment Bank,
3 Month LIBOR + 0.080%	1.990	(c)	02/25/20	161,000	161,004,714
3 Month LIBOR + 0.470%	2.304	(c)	04/10/20	21,100	21,111,784
3 Month LIBOR + 0.400%	2.335	(c)	09/24/20	5,000	5,002,963
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.440%	2.040	(c)	10/23/20	100,000	100,126,889
US Federal Funds Effective Rate + 0.400%	2.000	(c)	08/13/20	141,000	140,992,012
1 Month LIBOR + 0.150%	1.864	(c)	02/07/20	175,000	175,000,000
Credit Suisse AG,
3 Month LIBOR + 0.120%	2.034	(c)	02/28/20	169,000	169,017,882
Secured Overnight Financing Rate + 0.480%	2.060	(c)	10/02/20	150,000	150,184,185
US Federal Funds Effective Rate + 0.320%	1.920	(c)	02/13/20	43,000	42,999,973

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	63

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
DNB Bank ASA,
1 Month LIBOR + 0.200%	1.860	%(c)	07/23/20	56,500	$56,506,623
3 Month LIBOR + 0.040%	1.927	(c)	03/06/20	63,000	63,001,233
3 Month LIBOR + 0.280%	2.180	(c)	10/08/20	20,000	20,023,068
1 Month LIBOR + 0.210%	1.894	(c)	08/12/20	95,000	95,048,986
1 Month LIBOR + 0.190%	1.852	(c)	03/04/20	116,000	116,011,798
Goldman Sachs Bank USA,
Secured Overnight Financing Rate + 0.280% (Cap N/A, Floor 0.000%)	1.840	(c)	08/21/20	50,000	50,007,720
Mitsubishi UFJ Trust & Banking Corp.,
1 Month LIBOR + 0.270%	1.920	(c)	02/28/20	16,000	15,999,173
Mizuho Bank Ltd.,
1 Month LIBOR + 0.190%	1.867	(c)	02/10/20	100,000	100,003,646
MUFG Bank Ltd.,
3 Month LIBOR + 0.160%	1.962	(c)	05/22/20	75,000	74,992,855
3 Month LIBOR + 0.160%	2.055	(c)	05/21/20	58,000	58,012,581
3 Month LIBOR + 0.160%	2.070	(c)	05/26/20	100,000	100,020,893
3 Month LIBOR + 0.180%	2.099	(c)	02/27/20	11,500	11,501,901
National Australia Bank Ltd.,
1 Month LIBOR + 0.130%	1.807	(c)	02/10/20	6,550	6,550,016
Natixis SA,
3 Month LIBOR + 0.080%	1.967	(c)	03/06/20	137,000	137,018,335
3 Month LIBOR + 0.170%	2.131	(c)	03/27/20	66,250	66,279,528
1 Month LIBOR + 0.300%	1.992	(c)	08/10/20	25,000	25,027,195
3 Month LIBOR + 0.230%	2.131	(c)	02/11/20	25,000	25,001,020
3 Month LIBOR + 0.200%	2.105	(c)	11/13/20	60,000	60,036,877
3 Month LIBOR + 0.100%	1.902	(c)	01/20/21	129,000	128,947,520
Nederlandse Waterschapsbank NV,
144A, 1 Month LIBOR + 0.140%	1.798	(c)	02/18/20	188,000	188,017,108
Nordea Bank Abp,
3 Month LIBOR + 0.300%	2.192	(c)	06/05/20	1,500	1,501,149
3 Month LIBOR + 0.050%	1.949	(c)	05/22/20	150,000	149,934,735
1 Month LIBOR + 0.220%	1.880	(c)	07/23/20	50,000	50,010,461
1 Month LIBOR + 0.200%	1.884	(c)	03/13/20	110,000	110,013,321
Nordea Bank Abp	1.580		02/06/20	125,000	125,000,665
Norinchukin Bank,
1 Month LIBOR + 0.270%	1.920	(c)	04/30/20	194,000	193,997,730
Royal Bank of Canada,
1 Month LIBOR + 0.230%	1.907	(c)	08/10/20	192,000	192,140,465
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.170%	1.862	(c)	07/08/20	180,000	179,983,892
1 Month LIBOR + 0.200%	1.854	(c)	07/20/20	85,000	85,007,929

See Notes to Financial Statements.

64

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Skandinaviska Enskilda Banken AB, (cont’d.)
1 Month LIBOR + 0.190%	1.874	%(c)	05/11/20	122,000	$122,036,610
State Street Bank & Trust Co.,
1 Month LIBOR + 0.240%	1.893	(c)	07/22/20	100,000	100,036,495
Sumitomo Mitsui Banking Corp.,
1 Month LIBOR + 0.180%	1.914	(c)	02/06/20	188,000	188,000,902
1 Month LIBOR + 0.260%	1.952	(c)	04/08/20	175,000	175,008,164
Secured Overnight Financing Rate + 0.190%	1.770	(c)	05/28/20	50,000	49,990,093
Sumitomo Mitsui Banking Corp.	1.560		02/03/20	61,000	60,999,912
Sumitomo Mitsui Banking Corp.	1.700		05/29/20	86,250	86,252,790
Sumitomo Mitsui Banking Ltd.	1.560		02/04/20	200,000	199,999,574
Sumitomo Mitsui Banking Ltd.	1.590		02/07/20	125,000	125,000,000
Svenska Handelsbanken,
1 Month LIBOR + 0.180%	1.857	(c)	06/10/20	180,000	179,987,557
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.240%	1.901	(c)	07/27/20	100,000	100,016,082
1 Month LIBOR + 0.190%	1.845	(c)	07/06/20	186,000	186,052,169
1 Month LIBOR + 0.200%	1.861	(c)	07/27/20	20,000	20,006,632
US Bank NA,
1 Month LIBOR + 0.160%	1.830	(c)	06/19/20	120,000	120,041,651
Westpac Banking Corp.,
3 Month LIBOR + 0.040%	1.941	(c)	02/11/20	58,000	58,001,466

TOTAL CERTIFICATES OF DEPOSIT (amortized cost $6,831,716,936)					6,832,621,972

COMMERCIAL PAPER 33.4%
Airbus Group Finance BV,
144A	1.750	(n)	04/27/20	45,000	44,830,459
Australia & New Zealand Banking Group,
144A, 1 Month LIBOR + 0.270%	1.946	(c)	07/15/20	165,000	165,197,835
Bank of Nova Scotia,
144A, US Federal Funds Effective Rate + 0.340%	1.890	(c)	08/07/20	50,000	50,062,150
BASF SE,
144A	1.720	(n)	03/23/20	26,025	25,964,177
144A	1.720	(n)	03/27/20	65,000	64,834,784
144A	1.720	(n)	03/30/20	30,000	29,919,072
BNG Bank NV,
144A, 1 Month LIBOR + 0.170%	1.951	(c)	03/31/20	167,000	167,038,911
144A	1.580	(n)	02/03/20	125,000	124,983,385
144A	1.580	(n)	02/04/20	220,000	219,961,157

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	65

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
BNP PARIBAS SA,
144A	1.580	%(n)	02/05/20	130,000	$129,972,140
CDP Financial, Inc.,
144A	1.710	(n)	02/11/20	173,800	173,719,280
144A	1.710	(n)	02/04/20	75,000	74,987,625
144A	1.770	(n)	06/17/20	43,000	42,722,091
144A	1.810	(n)	07/08/20	25,000	24,811,188
144A	1.790	(n)	07/20/20	40,000	39,675,100
Commonwealth Bank of Australia,
144A, 3 Month LIBOR + 0.050%	1.959	(c)	04/02/20	74,000	74,024,494
CPPIB Capital, Inc.,
144A	1.650	(n)	03/02/20	20,000	19,972,789
DNB Bank ASA,
144A, 1 Month LIBOR + 0.200%	1.853	(c)	07/22/20	85,000	85,085,680
European Investment Bank	1.590	(n)	02/05/20	240,000	239,948,834
European Investment Bank	1.580	(n)	02/06/20	112,000	111,971,309
Federation Des Caisses Desjardins,
144A	1.660	(n)	02/25/20	45,000	44,950,375
144A	1.770	(n)	05/19/20	150,000	149,244,721
144A, 3 Month LIBOR + 0.080%	2.429	(c)	06/22/20	32,000	32,025,504
144A, 3 Month LIBOR + 0.090%	1.921	(c)	07/15/20	50,000	50,040,650
144A, 1 Month LIBOR + 0.250%	1.927	(c)	08/14/20	110,000	110,121,110
144A	1.720	(n)	03/26/20	20,000	19,951,111
144A	1.710	(n)	04/02/20	28,000	27,922,700
144A	1.730	(n)	04/16/20	22,000	21,924,435
Hennepin County Minnesota	1.640		02/28/20	20,000	19,998,600
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.070%	1.964	(c)	02/07/20	7,000	7,000,539
144A, 3 Month LIBOR + 0.070%	1.984	(c)	02/28/20	50,000	50,013,500
144A, 3 Month LIBOR + 0.090%	1.984	(c)	05/07/20	84,000	84,031,920
144A, 3 Month LIBOR + 0.230%	2.078	(c)	10/13/20	119,000	119,246,330
144A, 3 Month LIBOR + 0.200%	2.102	(c)	11/02/20	63,000	63,112,014
ING US Funding LLC,
1 Month LIBOR + 0.120%	1.819	(c)	03/09/20	176,000	176,030,976
144A, 1 Month LIBOR + 0.200%	1.876	(c)	05/15/20	13,000	13,006,565
144A, 1 Month LIBOR + 0.250%	1.934	(c)	08/13/20	160,000	160,192,800
144A, 1 Month LIBOR + 0.230%	2.011	(c)	04/01/20	20,000	20,007,320
JPMorgan Securities LLC, 144A,
1 Month LIBOR + 0.180%	1.857	(c)	06/10/20	50,000	50,033,650
144A, 1 Month LIBOR + 0.250%	1.934	(c)	05/13/20	93,000	93,010,695
144A, 3 Month LIBOR + 0.220%	2.129	(c)	10/02/20	75,000	75,106,725
144A, 3 Month LIBOR + 0.160%	2.064	(c)	11/16/20	100,000	100,111,200

See Notes to Financial Statements.

66

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC, (cont’d.)
144A, 1 Month LIBOR + 0.270%	1.962	%(c)	01/06/21	61,000	$61,076,189
KFW,
144A	1.630	(n)	02/03/20	45,500	45,494,047
144A	1.680	(n)	04/14/20	50,000	49,831,034
Mitsubishi International Corp.	1.780	(n)	04/09/20	38,000	37,875,382
Mitsubishi International Corp.	1.780	(n)	06/24/20	53,000	52,633,468
Mitsubishi UFJ Trust & Banking Corp.,
144A	1.760	(n)	04/15/20	40,000	39,857,917
National Australia Bank Ltd.,
144A, 1 Month LIBOR + 0.130%	1.822	(c)	02/07/20	172,000	172,011,180
Nederlandse Waterschapsbank NV,
144A	1.720	(n)	04/06/20	29,000	28,913,338
144A	1.690	(n)	05/04/20	87,000	86,621,313
OMERS Finance Trust,
144A	1.760	(n)	02/11/20	44,000	43,978,892
144A	1.880	(n)	04/07/20	28,000	27,915,997
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.260%	1.930	(c)	09/16/20	50,000	50,072,750
144A, 1 Month LIBOR + 0.280%	2.043	(c)	09/22/20	26,000	26,041,990
144A	1.820	(n)	09/03/20	15,000	14,847,000
Princeton University	1.680		03/05/20	13,500	13,501,251
Province of Alberta,
144A	1.650	(n)	04/27/20	65,000	64,755,107
PSP Capital, Inc.,
144A	1.700	(n)	03/02/20	50,000	49,932,790
144A, Secured Overnight Financing Rate + 0.250%	1.780	(c)	08/07/20	45,000	45,038,745
144A	1.690	(n)	02/05/20	30,000	29,993,617
144A	1.700	(n)	02/07/20	25,000	24,992,563
144A	1.760	(n)	07/14/20	39,060	38,761,028
144A	1.750	(n)	07/21/20	43,000	42,656,908
Royal Bank of Canada,
144A, US Federal Funds Effective Rate + 0.360%	1.910	(c)	07/31/20	15,500	15,522,677
144A, Secured Overnight Financing Rate + 0.220%	1.750	(c)	01/22/21	57,000	57,000,000
Sanofi SA,
144A	1.710	(n)	03/24/20	100,000	99,763,708
Schlumberger Investment SA,
144A	1.720	(n)	03/18/20	72,000	71,854,488
Texas Public Finance Authority	1.900		02/04/20	20,000	20,000,000
Toronto-Dominion Bank (The),
144A	1.680	(n)	03/31/20	37,000	36,899,483

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	67

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Total Capital Canada Ltd.,
144A	1.620	%(n)	02/03/20	159,860	$159,839,485
144A	1.710	(n)	04/06/20	118,000	117,656,030
Toyota Credit Canada, Inc.,
1 Month LIBOR + 0.230%	1.879	(c)	04/24/20	62,000	62,030,256
1 Month LIBOR + 0.050%	1.749	(c)	05/04/20	42,000	42,024,360
Toyota Finance Australia Ltd.,
1 Month LIBOR + 0.240%	2.297	(c)	06/02/20	134,000	134,096,882
Toyota Motor Finance (Netherlands) BV,
1 Month LIBOR + 0.230%	1.914	(c)	05/07/20	25,000	25,013,825
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.040%	1.935	(c)	02/21/20	900	900,062
144A, 3 Month LIBOR + 0.050%	1.964	(c)	05/29/20	200,000	200,031,726
144A, US Federal Funds Effective Rate + 0.300%	1.900	(c)	02/10/20	10,000	10,000,900
144A, US Federal Funds Effective Rate + 0.280%	1.880	(c)	02/14/20	5,000	5,000,128

TOTAL COMMERCIAL PAPER (amortized cost $5,498,651,728)					5,501,202,416

CORPORATE BONDS 3.7%

Auto Manufacturers 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.279	(c)	08/14/20	24,000	24,036,128
Gtd. Notes, 144A, 3 Month LIBOR + 0.380%	2.280	(c)	04/06/20	30,000	30,023,777
Gtd. Notes, 144A	3.250		08/14/20	9,400	9,470,345
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.070% (Cap N/A, Floor 0.000%)	1.969	(c)	05/22/20	90,000	90,019,509
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.045	(c)	08/21/20	15,950	15,961,811
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.240%	2.071	(c)	07/15/20	38,000	38,011,778
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)	2.106	(c)	06/03/20	23,000	22,960,286

					230,483,634

Banks 2.3%
Citibank NA,
Sr. Unsec’d. Notes	2.100		06/12/20	61,000	61,060,231
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.229	(c)	05/01/20	62,000	62,012,354
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.267	(c)	06/25/20	5,000	5,005,621

See Notes to Financial Statements.

68

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (Continued)
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.409	%(c)	05/22/20	36,000	$36,054,765
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.520%	2.407	(c)	03/06/20	80,000	80,046,621
Wells Fargo Bank NA,
Sr. Unsec’d. Notes, 1 Month LIBOR + 0.220%	1.896	(c)	07/15/20	100,000	100,047,662
Sr. Unsec’d. Notes	2.600		01/15/21	32,800	33,085,634

					377,312,888

TOTAL CORPORATE BONDS (amortized cost $607,588,143)					607,796,522

REPURCHASE AGREEMENTS(m) 10.3%
Amherst Pierpont Securities LLC,
1.57%, dated 01/29/20, due 02/05/20 in the amount of $110,033,581				110,000	110,000,000
1.58%, dated 01/30/20, due 02/06/20 in the amount of $105,032,258				105,000	105,000,000
1.60%, dated 01/31/20, due 02/03/20 in the amount of $200,026,667				200,000	200,000,000
CF Secured LLC,
1.58%, dated 01/31/20, due 02/03/20 in the amount of $200,026,333				200,000	200,000,000
1.59%, dated 01/31/20, due 02/03/20 in the amount of $200,026,500				200,000	200,000,000
HSBC Securities (USA), Inc.,
1.55%, dated 01/28/20, due 02/04/20 in the amount of $120,036,167				120,000	120,000,000
NatWest Markets Securities, Inc.,
1.56%, dated 01/28/20, due 02/04/20 in the amount of $100,030,333				100,000	100,000,000
1.58%, dated 01/30/20, due 02/06/20 in the amount of $105,032,258				105,000	105,000,000
State Street Bank & Trust Co.,
1.58%, dated 01/31/20, due 02/03/20 in the amount of $550,072,417				550,000	550,000,000

TOTAL REPURCHASE AGREEMENTS (amortized cost $1,690,000,000)					1,690,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	69

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS 7.1%
ABN AMRO Bank NV	1.570%	02/04/20	200,000	$200,000,000
Australia & New Zealand Banking Group	1.940	03/02/20	125,000	125,000,000
Australia & New Zealand Banking Group	1.950	02/25/20	192,000	192,000,000
Credit Agricole Corporate & Investment Bank	1.570	02/03/20	240,000	240,000,000
Mizuho Bank Ltd.	1.560	02/04/20	225,000	225,000,000
Mizuho Bank Ltd.	1.560	02/05/20	150,000	150,000,000
Mizuho Bank Ltd.	1.600	02/03/20	43,717	43,717,000

TOTAL TIME DEPOSITS (amortized cost $1,175,717,000)				1,175,717,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) 3.4%
Federal Home Loan Bank	1.548	03/06/20	107,000	106,839,198
Federal Home Loan Bank	1.553	03/20/20	345,000	344,273,927
Federal Home Loan Bank	1.554	03/18/20	68,900	68,761,873
Federal Home Loan Bank	1.574	02/07/20	9,000	8,997,263
Federal Home Loan Bank	1.577	02/14/20	35,000	34,979,347

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $563,872,459)				563,851,608

U.S. TREASURY OBLIGATION(n) 0.6%
U.S. Treasury Bills (cost $104,945,312)	1.569	02/13/20	105,000	104,957,334

TOTAL INVESTMENTS 99.9% (cost $16,472,491,578)				16,476,146,852
Other assets in excess of liabilities 0.1%				16,187,555

NET ASSETS 100.0%				$16,492,334,407

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(m)

Repurchase agreements are collateralized by FCSB (coupon rate 2.900%, maturity date 01/22/35), FHLB (coupon rate 3.000%, maturity date 01/10/40), FHLMC (coupon rates 0.000%-6.500%, maturity dates 07/01/24-01/01/50), FNMA (coupon rates 0.000%-5.880%, maturity dates 08/01/21-02/01/50), GNMA (coupon rates 2.920%-5.000%, maturity dates 02/15/27-12/20/69), TVA (coupon rates 0.000%-5.880%, maturity dates 06/15/27-09/15/65) and U.S. Treasury Securities (coupon rates 0.000%-3.375%, maturity dates 07/30/20-05/15/49), with the aggregate value, including accrued interest, of $1,724,125,666.

(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

70

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$6,832,621,972	$—
Commercial Paper	—	5,501,202,416	—
Corporate Bonds	—	607,796,522	—
Repurchase Agreements	—	1,690,000,000	—
Time Deposits	—	1,175,717,000	—
U.S. Government Agency Obligations	—	563,851,608	—
U.S. Treasury Obligation	—	104,957,334	—

Total	$—	$16,476,146,852	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2020 were as follows (unaudited):

Certificates of Deposit	41.4%
Commercial Paper	33.4
Repurchase Agreements	10.3
Time Deposits	7.1
Corporate Bonds	3.7
U.S. Government Agency Obligations	3.4

U.S. Treasury Obligation	0.6%

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	71

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$415,000,000	$(415,000,000)	$—
Repurchase Agreements	CF Secured LLC	400,000,000	(400,000,000)	—
Repurchase Agreements	HSBC Securities (USA), Inc.	120,000,000	(120,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	205,000,000	(205,000,000)	—
Repurchase Agreements	State Street Bank & Trust Co.	550,000,000	(550,000,000)	—

		$1,690,000,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

72

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2020

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments (cost $14,782,491,578)	$14,786,146,852
Repurchase Agreements (cost $1,690,000,000)	1,690,000,000
Cash	75,895
Interest receivable	18,988,354
Prepaid expenses and other assets	542

Total Assets	16,495,211,643

Liabilities
Dividends payable	1,615,454
Management fee payable	926,107
Custodian and accounting fees payable	265,542
Accrued expenses and other liabilities	53,466
Affiliated transfer agent fee payable	16,667

Total Liabilities	2,877,236

Net Assets	$16,492,334,407

Net assets were comprised of:
Shares of beneficial interest, at par	$16,490,195
Paid-in capital in excess of par	16,473,794,295
Total distributable earnings (loss)	2,049,917

Net assets, January 31, 2020	$16,492,334,407

Class D
Net asset value, offering price and redemption price per share, ($16,492,334,407 ÷ 16,490,194,617 shares of beneficial interest issued and outstanding)	$1.0001

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	73

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2020

Net Investment Income (Loss)
Interest income	$429,705,019

Expenses
Management fee	27,186,752
Custodian and accounting fees	804,360
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	192,636
Audit fee	25,469
Legal fees and expenses	18,804
Shareholders’ reports	17,162
Trustees’ fees	11,727
Miscellaneous	40,428

Total expenses	28,297,338
Less: Fee waiver and/or expense reimbursement	(15,610,187)

Net expenses	12,687,151

Net investment income (loss)	417,017,868

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,011,337
Net change in unrealized appreciation (depreciation) on investments	384,082

Net gain (loss) on investment transactions	1,395,419

Net Increase (Decrease) In Net Assets Resulting From Operations	$418,413,287

See Notes to Financial Statements.

74

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2020	2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$417,017,868	$328,687,578
Net realized gain (loss) on investment transactions	1,011,337	169,393
Net change in unrealized appreciation (depreciation) on investments	384,082	2,539,841

Net increase (decrease) in net assets resulting from operations	418,413,287	331,396,812

Dividends and Distributions
Distributions from distributable earnings	(419,609,531)	(328,883,958)

Fund share transactions
Net proceeds from shares sold	117,958,548,807	81,211,001,798
Net asset value of shares issued in reinvestment of dividends and distributions	417,635,506	328,741,536
Cost of shares reacquired	(117,749,769,977)	(78,890,660,286)

Net increase (decrease) in net assets from Fund share transactions	626,414,336	2,649,083,048

Total increase (decrease)	625,218,092	2,651,595,902

Net Assets:
Beginning of year	15,867,116,315	13,215,520,413

End of year	$16,492,334,407	$15,867,116,315

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	75

Notes to Financial Statements

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

These financial statements relate only to the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

1. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for

76

supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing

77

Notes to Financial Statements (continued)

derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds (excluding money market and closed-end funds) have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

78

Subject to the Board approved LRMP, the PGIM Core Short-Term Bond Fund may invest up to 15% of its net assets in illiquid securities. Separately and subject to guidelines adopted by the Board, the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund may invest up to 5% of their respective net assets in illiquid securities.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Funds’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Funds’ investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment

79

Notes to Financial Statements (continued)

objective. The Funds used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

80

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2020, the PGIM Core Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term

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Notes to Financial Statements (continued)

capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Under a management agreement with PIP2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, The Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreements provide that PGIM, Inc. will furnish investment advisory services in connection with the management of the Funds. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of each Fund. For its services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short Term Bond Fund, PGIM, Inc. is reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PGIM Investments. PGIM Investments pays for the services of PGIM, Inc. on the PGIM Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2020, such costs were at an effective annual rate of 0.006% for the PGIM Core Ultra Short Bond Fund and 0.024% for the PGIM Core Short-Term Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

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The Manager has contractually agreed through May 31, 2021, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”). Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Funds’ Rule 17a-7 procedures. For the year ended January 31, 2020, no 17a-7 transactions were entered into by the Funds.

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Notes to Financial Statements (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2020, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$997,097,519	$1,153,205,683
PGIM Core Ultra Short Bond Fund	3,638,746,720	2,060,475,000
PGIM Institutional Money
Market Fund	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended January 31, 2020, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income
PGIM Core Ultra Short Bond Fund*
$27,086,088	$1,841,432,256	$1,797,358,699	$—	$—	$71,159,645	71,159,645	$1,595,557

*	The Fund did not have any capital gain distributions during the reporting period.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

The tax character of distributions paid during the year ended January 31, 2020 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
PGIM Core Short-Term Bond Fund	$92,073,145	$—
PGIM Core Ultra Short Bond Fund	493,766,222	—
PGIM Institutional Money
Market Fund	419,609,531	—

The tax character of distributions paid during the year ended January 31, 2019 were as follows:

Fund	Ordinary Income	Long Term Capital Gains
PGIM Core Short-Term Bond Fund	$90,774,156	$—
PGIM Core Ultra Short Bond Fund	461,077,853	3,214

84

Fund	Ordinary Income	Long Term Capital Gains
PGIM Institutional Money
Market Fund	$328,868,902	$15,056

As of January 31, 2020, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
PGIM Core Short-Term Bond Fund	$852,009
PGIM Core Ultra Short Bond Fund	1,332,441
PGIM Institutional Money
Market Fund	21,839

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2020 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Core Short-Term Bond Fund	$2,738,631,486	$23,224,995	$(47,790,174)	$(24,565,179)
PGIM Core Ultra Short Bond Fund	20,195,781,039	4,520,665	(172,989)	4,347,676
PGIM Institutional Money Market Fund	16,472,491,578	4,055,462	(400,188)	3,655,274

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

PGIM Core Short-Term Bond Fund utilized approximately $17,849,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended January 31, 2020.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2020 are subject to such review.

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Notes to Financial Statements (continued)

6. Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

PIP 2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	2	98%	—	—%
PGIM Core Ultra Short Bond Fund	6	52	—	—
PGIM Institutional Money Market Fund	4	35	—	—

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2020:
Shares sold	32,467,995	$299,662,161	157,423,011,107	$157,423,011,107
Shares issued in reinvestment of dividends and distributions	3,323,434	30,665,787	491,271,324	491,271,324
Shares reacquired	(57,215,011)	(528,079,289)	(158,676,910,303)	(158,676,910,303)

Net increase (decrease) in shares outstanding	(21,423,582)	$(197,751,341)	(762,627,872)	$(762,627,872)

Year ended January 31, 2019:
Shares sold	20,711,402	$191,892,918	163,467,439,838	$163,467,429,404
Shares issued in reinvestment of dividends and distributions	5,230,648	48,423,637	458,861,367	458,861,367
Shares reacquired	(46,477,878)	(430,663,918)	(165,463,731,961)	(165,463,731,961)

Net increase (decrease) in shares outstanding	(20,535,828)	$(190,347,363)	(1,537,430,756)	$(1,537,441,190)

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	PGIM Institutional Money Market Fund
	Shares	Amount
Year ended January 31, 2020:
Shares sold	117,934,244,960	$117,958,548,807
Shares issued in reinvestment of dividends and distributions	417,550,878	417,635,506
Shares reacquired	(117,725,534,369)	(117,749,769,977)

Net increase (decrease) in shares outstanding	626,261,469	$626,414,336

Year ended January 31, 2019:
Shares sold	81,207,388,588	$81,211,001,798
Shares issued in reinvestment of dividends and distributions	328,731,291	328,741,536
Shares reacquired	(78,887,041,634)	(78,890,660,286)

Net increase (decrease) in shares outstanding	2,649,078,245	$2,649,083,048

7. Borrowings

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/3/2019 - 10/1/2020	10/4/2018 - 10/2/2019
Total Commitment	$ 900 million	$ 900 million
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.25% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2020.

87

Notes to Financial Statements (continued)

8. Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Funds’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk”. The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Funds’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Funds are difficult to purchase or sell. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If a Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when

88

there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Funds may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

10. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

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PGIM Core Short-Term Bond Fund

Financial Highlights

		Year Ended January 31,
	2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.22	$9.28	$9.27	$9.28	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.26	0.19	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	0.02	(0.04)	0.03	0.02	(0.03)
Total from investment operations	0.29	0.22	0.22	0.16	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.28)	(0.21)	(0.17)	(0.15)
Distributions from net realized gains	(0.01)	-	-	-	-
Total dividends and distributions	(0.30)	(0.28)	(0.21)	(0.17)	(0.15)
Net asset value, end of year	$9.21	$9.22	$9.28	$9.27	$9.28
Total Return(b):	3.16%	2.42%	2.36%	1.78%	1.04%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,711,895	$2,911,225	$3,119,050	$3,050,290	$2,994,467
Average net assets (000)	$2,860,307	$2,997,474	$3,082,883	$3,021,138	$3,403,519
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	0.03%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	2.91%	2.76%	2.04%	1.50%	1.34%
Portfolio turnover rate(d)	43%	35%	53%	29%	25%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,
	2020		2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02		0.01		0.01		-	(b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	-	(b)	-	(b)	-	(b)	-
Total from investment operations	0.02		0.02		0.01		0.01		-	(b)
Less Dividends and Distributions:
Dividends from net investment income	(0.02)		(0.02)		(0.01)		(0.01)		-	(b)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(c):	2.38%		2.17%		1.18%		0.63%		0.21%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,215,337		$20,975,373		$22,510,708		$25,556,796		$41,757,809
Average net assets (000)	$20,937,015		$21,560,540		$23,440,098		$30,480,402		$41,343,564
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%		0.01%		0.01%		0.01%		0.01%
Expenses before waivers and/or expense reimbursement	0.01%		0.01%		0.01%		0.01%		0.01%
Net investment income (loss)	2.35%		2.14%		1.17%		0.60%		0.21%
Portfolio turnover rate(d)	61%		94%		111%		46%		-

(a)	Calculated based on average shares outstanding during the year.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d)

The Portfolio turnover rate calculation is for the years ended January 31, 2020, 2019 and 2018 and the period March 30, 2016 though January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	91

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,			July 19, 2016(a) through January 31, 2017
	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0002	$1.0001	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0230	0.0214	0.0114	0.0031
Net realized and unrealized gain (loss) on investment transactions	(0.0001)	-	(0.0001)	0.0002
Total from investment operations	0.0229	0.0214	0.0113	0.0033
Less Dividends and Distributions:
Dividends from net investment income	(0.0230)	(0.0213)	(0.0114)	(0.0031)
Net asset value, end of period	$1.0001	$1.0002	$1.0001	$1.0002
Total Return(c):	2.33%	2.16%	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,492,334	$15,867,116	$13,215,520	$13,438,067
Average net assets (000)	$18,124,501	$15,329,904	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	(d)
Expenses before waivers and/or expense reimbursement	0.16%	0.16%	0.16%	0.16%	(d)
Net investment income (loss)	2.30%	2.14%	1.14%	0.61%	(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

92

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Portfolios and Board of Trustees

Prudential Investment Portfolios 2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the portfolios listed in Appendix A, each a portfolio of Prudential Investment Portfolios 2, (the Portfolios), including the schedule of investments, as of January 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of January 31, 2020, by correspondence with the custodian, transfer agent, or brokers, or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Insurance investment companies since 2003.

New York, New York

March 18, 2020

Prudential Investment Portfolios 2	93

Appendix A

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

94

Tax Information (unaudited)

For the year ended January 31, 2020, the PGIM Core Ultra Short Bond Fund reports 82.03%, the PGIM Institutional Money Market Fund reports 99.39%, and PGIM Core Short-Term Bond Fund reports 82.29% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2021, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2020.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 8.84% of the dividends paid by the PGIM Core Ultra Short Bond Fund and 10.17% of the dividends paid by the PGIM Institutional Money Market Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

Prudential Investment Portfolios 2	95

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS  (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 3/11/58 Board Member Portfolios Overseen: 96	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 7/13/52 Board Member Portfolios Overseen: 96	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Investment Portfolios 2

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 7/9/52 Board Member Portfolios Overseen: 96	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 11/2/60 Board Member Portfolios Overseen: 95	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 10/13/56 Board Member & Independent Chair Portfolios Overseen: 96	Executive Committee of the IDC Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 9/29/62 Board Member Portfolios Overseen: 95	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Synnex Corporation (since April 2019) (information technology); Independent Director, Kabbage, Inc. (since July 2018) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Michael S. Hyland, CFA 10/4/45 Board Member Portfolios Overseen: 96	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Brian K. Reid 9/22/61 Board Member Portfolios Overseen: 95	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Prudential Investment Portfolios 2

Independent Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 6/28/59 Board Member Portfolios Overseen: 95	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 10/5/62 Board Member & President Portfolios Overseen: 96	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members

Name Date of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 5/21/73 Board Member & Vice President Portfolios Overseen:96	Executive Vice President (since June 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara 9/11/55 Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Prudential Investment Portfolios 2

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Dino Capasso 8/19/74 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Andrew R. French 12/22/62 Secretary	Vice President within PGIM Investments LLC (since December 2018 - present) of PGIM Investments; Formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS.	Since October 2006

Jonathan D. Shain 8/9/58 Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Claudia DiGiacomo 10/14/74 Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Diana N. Huffman 4/14/82 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 2/10/80 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Kelly A. Coyne 8/8/68 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 5/5/75 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Visit our website at pgiminvestments.com

Fund Officers(a)

Name Date of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Lana Lomuti 6/7/67 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 10/08/73 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 3/26/69 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1/20/74 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith 1/11/73 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Investment Portfolios 2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectuses contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgiminvestments.com.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2020 and January 31, 2019, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $89,577 and $88,691, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended January 31, 2020, fees of $4,254 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon. For the fiscal year ended January 31, 2019, there are no fees to report.

(c)Tax Fees

For the fiscal years ended January 31, 2020 and January 31, 2019: none.

(d) All Other Fees

For the fiscal years ended January 31, 2020 and January 31, 2019: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the

Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal year ended January 31, 2020, 100% of the services referred to in Item 4(b) was approved by the audit committee. For the fiscal year ended January 31, 2019: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2020 and January 31, 2019 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 18, 2020